   As filed with the Securities and Exchange Commission on July 5, 2001


                                                      Registration No. 333-39955
                                                       Registration No. 811-8475

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               ----------------
                                    FORM N-4
                             Registration Statement
                                     Under
                           the Securities Act of 1933

                               ----------------
                         Pre-Effective Amendment No.

                      Post-Effective Amendment No. 5


           For Registration Under the Investment Company Act of 1940

                              Amendment No. 9


                      GE Capital Life Separate Account II
                           (Exact Name of Registrant)

                               ----------------
                 GE Capital Life Assurance Company of New York
                              (Name of Depositor)

                               ----------------

                           125 Park Avenue, 6th Floor
                         New York, New York 10017-5529
              (Address of Depositor's Principal Executive Office)
                  Depositor's Telephone Number: (212) 672-4400

                                 Cheryl Whaley
                 GE Capital Life Assurance Company of New York
                           125 Park Avenue, 6th Floor
                         New York, New York 10017-5529
                    (Name and address of Agent for Service)

                               ----------------
                                    Copy to:
                            Stephen E. Roth, Esquire
                        Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                          Washington, D.C. 20004-2415

                               ----------------
It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to paragraph (b) of Rule 485


[_] on May 1, 2001 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_] on        pursuant to paragraph (a)(1) of Rule 485
[_] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
[_] on        pursuant to paragraph (a)(2) of Rule 485

 Title of Securities Being Registered:  Individual Flexible Premium Variable Deferred Annuity Policies

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 for GE Capital Life Separate Account II (File No. 333-39955) has been filed to substitute the financial statements of GE Capital Life Assurance Company of New York (the "Company") and the auditors report thereon included in Post-Effective Amendment No. 5 to the Registration Statement for the financial statements of the Company and the auditors report thereon included in Post-Effective Amendment No. 4 to the Registration Statement filed on May 1, 2001. The prospectus included in Post-Effective Amendment No. 4 to the Registration Statement is incorporated herein by reference.

                                GE Capital Life
                              Separate Account II

                                    Part B

                      Statement of Additional Information
                                    For the
               Flexible Premium Deferred Variable Annuity Policy
                                Form P1066 6/97

                                  Offered by

                 GE Capital Life Assurance Company of New York

                          125 Park Avenue, 6th Floor
                         New York, New York 10017-5529
                                (914) 253-8822

                       Variable Annuity Servicing Center
                            6610 West Broad Street
                              Richmond, VA 23230
                                (800) 313-5282

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the above-named Flexible Premium Variable Deferred Annuity Policy ("Policy") offered by GE Capital Life Assurance Company of New York ("the Company," "we," "us," or "our"). You may obtain a copy of the Prospectus dated May 1, 2001 by contacting us at our Variable Annuity Servicing Center at the address or telephone number listed above or by accessing the SEC's website at http://www.sec.gov. Terms used in the current Prospectus for the Policy are incorporated in this Statement.

                  This Statement of Additional Information is
            not a Prospectus and should be read only in conjunction
              with the Prospectuses for the Policy and the Funds.

Dated July 5, 2001

                      STATEMENT OF ADDITIONAL INFORMATION

                               Table of Contents

                                                                            Page
                                                                            ----
The Policies............................................................... B-3
  Transfer Of Annuity Units................................................ B-3
  Net Investment Factor.................................................... B-3

Termination of Participation Agreements.................................... B-3

Calculation of Performance Data............................................ B-4
  Money Market Investment Subdivision...................................... B-4
  Other Investment Subdivisions............................................ B-5
  Other Performance Data................................................... B-6

Federal Tax Matters........................................................ B-7
  Taxation of GE Capital Life.............................................. B-7
  IRS Required Distributions............................................... B-7

General Provisions......................................................... B-7
  Using the Policy as Collateral........................................... B-7
  Beneficiaries............................................................ B-8
  Non-Participating........................................................ B-8
  Misstatement of Age or Sex............................................... B-8
  Incontestability......................................................... B-8
  Statement of Values...................................................... B-8
  Written Notice........................................................... B-8
  Distribution of the Policies............................................. B-8

Legal Developments Regarding Employment-Related Benefit Plans.............. B-8

State Regulation of GE Capital Life........................................ B-9

Legal Matters.............................................................. B-9

Experts.................................................................... B-9

Financial Statements....................................................... B-9

The Policies

Transfer Of Annuity Units

  At your request, Annuity Units may be transferred once per calendar year from the Investment Subdivisions in which they are currently held (subject to certain restrictions described in the Policy).

  The number of Annuity Units to be transferred is (a) times (b) divided by
(c) where:

  (a) is the number of Annuity Units in the current Investment Subdivision desired to be transferred;

  (b) is the Annuity Unit Value for the Investment Subdivision in which the Annuity Units are currently held; and

  (c) is the Annuity Unit Value for the Investment Subdivision to which the transfer is made.


  We will not transfer into any Investment Subdivision unless the number of Annuity Units of that Investment Subdivision after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Investment Subdivisions).

Net Investment Factor

  The net investment factor measures investment performance of the Investment Subdivisions of the Separate Account during a Valuation Period. Each Investment Subdivision has its own net investment factor for a Valuation Period. The net investment factor of an Investment Subdivision available under the Policy for a Valuation Period is (a) divided by (b) minus (c) where:

  (a)is

    (1) the value of the net assets of that Investment Subdivision at the end of the preceding Valuation Period, plus

    (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Investment Subdivision during the Valuation Period for which the net investment factor is being determined, minus

    (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period, minus

    (4) any amount charged against that Investment Subdivision for taxes, or any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Investment Subdivision; and

  (b) is the value of the net assets of that Investment Subdivision at the end of the preceding Valuation Period; and

  (c) is a charge no greater than .003857% for each day in the Valuation Period. This corresponds to 1.25% and .15% per year of the net assets of that Investment Subdivision for mortality and expense risks, and for administrative expenses, respectively.

  The values of the assets in the Separate Account will be taken at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

  The participation agreements pursuant to which the Funds sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes these provisions:

The Alger American Fund. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

  Federated Insurance Series. This agreement may be terminated by any of the parties on 180 days written notice to the other parties.

  Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, and Fidelity Variable Insurance Products Fund III ("the Fund"). These agreements provide for termination (1) on one year's advance notice by either party, (2) at the Company's option if shares of the Fund are not reasonably available to meet requirements of the policies, (3) at the option of either party if certain enforcement proceedings are instituted against the other, (4) upon vote of the policyowners to substitute shares of another mutual fund, (5) at the Company's option if shares of the Fund are not registered, issued, or sold in accordance with applicable laws or if the Fund ceases to qualify as a regulated investment company under the Code, (6) at the option of the Fund or its principal underwriter if it determines that the Company has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, (7) at the option of the Company if the Fund has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, or (8) at the option of the Fund or its principal underwriter if the Company decides to make another mutual fund available as a funding vehicle for its policies.

  GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

  Goldman Sachs Variable Insurance Trust. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

  Janus Aspen Series. This agreement may be terminated by the parties on six month advance written notice.

  Oppenheimer Variable Account Funds. This agreement may be terminated by the parties on six months' advance written notice.

  PBHG Insurance Series Fund, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

  Salomon Brothers Variable Series Funds Inc. This agreement may be terminated at the option of any party upon six months' advance written notice to the other parties, unless a shorter time is agreed to by the parties.

Calculation of Performance Data

  From time to time, we may disclose total return, yield, and other performance data for the Investment Subdivisions pertaining to the Policies. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

Money Market Investment Subdivision

   From time to time, advertisements and sales literature may quote the yield of the Money Market Investment Subdivision for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Policy having a balance of one unit in the Money Market Investment Subdivision at the beginning of the period, dividing such net change in Account Value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in Account Value reflects: 1) net income from the investment portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Policy which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the policy maintenance charge, administrative expense charge, and the mortality and expense risk charge. For purposes of calculating current yields for a Policy, an average per unit policy maintenance charge is used. Current Yield will be calculated according to the following formula:

   Current Yield = ((NCP-ES)/UV) X (365/7)

where:

  NCP = the net change in the value of the investment portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Investment Subdivision unit.

  ES = per unit expenses of the hypothetical account for the seven-day period.

  UV =   the unit value on the first day of the seven-day period.

  The effective yield of the Money Market Investment Subdivision determined on a compounded basis for the same seven-day period may also be quoted. The effective yield is calculated by compounding the base period return according to the following formula:

   Effective Yield = (1 + ((NCP - ES)/UV))365/7 - 1

where:

  NCP = the net change in the value of the investment portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Investment Subdivision unit.

  ES = per unit expenses of the hypothetical account for the seven-day period.

  UV =   the unit value for the first day of the seven-day period.

  The yield on amounts held in the Money Market Investment Subdivision normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Investment Subdivision's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Investment Subdivision's corresponding money market portfolio, the types and quality of portfolio securities held by that portfolio, and that portfolio's operating expenses. Because of the charges and deductions imposed under the Policy, the yield for the Money Market Investment Subdivision will be lower than the yield for its corresponding Money Market portfolio.

  Yield calculations do not take into account the surrender charge under the Policy, a maximum of 6% of each Premium Payment made during the six years prior to a full or partial surrender, or charges for the elective Optional Death Benefit Rider.

  Current Yield 4.75% as of December 31, 2000
  Effective Yield 4.86% as of December 31, 2000

  GE Investments Funds, Inc. provided information we used to calculate these yields. We have not independently verified this information.

  Past performance is not a guarantee or projection of future results.

Other Investment Subdivisions

  Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Investment Subdivisions for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

  Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

  Average annual total return will be calculated using Investment Subdivision unit values and deductions for the policy maintenance charge, the elective Optional Death Benefit charge, and the surrender charge as described below:

  1. We calculate unit value for each Valuation Period based on the performance of the Investment Subdivision's underlying investment portfolio (after deductions for Fund expenses, the administrative expense charge, and the mortality and expense risk charge).

  2. The policy maintenance charge is $25 per year, deducted at the beginning of each Policy year. For purposes of calculating average annual total return, an average policy maintenance charge (currently 0.1% of Account Value attributable to the hypothetical investment) is used. This charge will be waived if the Account Value is more than $75,000 at the time the charge is due.

  3. The surrender charge will be determined by assuming a surrender of the Policy at the end of the period. Standardized average annual total return for periods of six years or less will therefore reflect the deduction of a surrender charge.

  4. Total return does not consider the elective Optional Death Benefit charge.

  5. Total return will then be calculated according to the following formula:

  TR =  (ERV/P)1/N - 1

where:

  TR =  the average annual total return for the period.

  ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

  P =   a hypothetical single investment of $1,000.

  N =   the duration of the period (in years).

  The Funds provided the price information we used to calculate the total return of the Investment Subdivisions. We have not independently verified this information.

  Past performance is not a guarantee or projection of future results.

Other Performance Data

  We may disclose cumulative total return in conjunction with the standard format described above. The cumulative total return will be calculated using the following formula:

  CTR =  (ERV/P) - 1

where:

  CTR  = the cumulative total return for the period.

  ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

  P =    a hypothetical single investment of $1,000.

  Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts.

  Other non-standard quotations of Investment Subdivision performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standard quotation of Investment Subdivision performance with standard performance quotations.

Federal Tax Matters

Taxation of GE Capital Life

  We do not expect to incur any Federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Policies. (See Federal Tax Matters section of the Prospectus.) Based upon these expectations, no charge is being made currently to the Separate Account for Federal income taxes which may be attributable to the Account. We will periodically review the question of a charge to the Separate Account for Federal income taxes related to the Account. Such a charge may be made in future years if we believe that we may incur Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Policies, the Account Value would be correspondingly adjusted by any provision or charge for such taxes.

  We may also incur state and local taxes (including premium taxes). At present, these taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes (including premium taxes), charges for such taxes attributable to Separate Account may be made.

IRS Required Distributions

  In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires any Non-Qualified Policy to provide that (a) if any Owner dies on or after the Maturity Date but prior to the time the entire interest in the Policy has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and
(b) if any Owner dies prior to the Maturity Date, the entire interest in the Policy will be distributed (1) within five years after the date of that Owner's death, or (2) as income payments which will begin within one year of that Owner's death and which will be made over the life of the Owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the Policy following the death of the Owner, Joint Owner or, in certain circumstances, the Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules may not apply until the surviving spouse's death (and this spousal exception will not again be available). If any Owner is not an individual, the death of the Annuitant will be treated as the death of an Owner for purposes of these rules.

  The Non-Qualified Policies contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

  Other rules may apply to Qualified Policies.

General Provisions

Using the Policy as Collateral

  A Non-Qualified Policy can be assigned as collateral security. We must be notified in writing if a Policy is assigned. Any payment made before the assignment is recorded at the Variable Annuity Service Center will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a Beneficiary may be affected by an assignment.

  A Qualified Policy may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

  The basic benefits of the Policy are assignable. Additional benefits added by rider may or may not be available/eligible for assignments.

Beneficiaries

  You may select one or more primary and contingent Beneficiaries during your lifetime upon application and by filing a written request with our Variable Annuity Service Center. Each change of Beneficiary revokes any previous designation.

Non-Participating

  The Policy is non-participating. No dividends are payable.

Misstatement of Age or Sex

  If an Annuitant's Age or sex was misstated on the Policy data page, any Policy benefits or proceeds, or availability thereof, will be determined using the correct age and sex. If an overpayment has been made, an adjustment including interest on the amount of the overpayment will be made to the next payment(s). Any underpayments will be credited with interest on the amount of the underpayment and will be paid in full with the next payment. The interest rate used will be 3% per annum, unless otherwise required by law.

Incontestability

  We will not contest the Policy.

Statement of Values

  At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Account Value, Premium Payments and charges made during the report period.

Written Notice

  Any written notice should be sent to us at our Variable Annuity Servicing Center at 6610 West Broad Street, Richmond, Virginia 23230. The policy number and the Annuitant's full name must be included.

  We will send all notices to the Owner at the last known address on file with the company.

Distribution of the Policies

  The offering is continuous and Capital Brokerage Corporation does not anticipate discontinuing the offering of the Policies. However, the Company reserves the right to discontinue offering the Policies.

Legal Developments Regarding Employment-Related Benefit Plans

  On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. The Policy contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a Policy may be purchased.

State Regulation of GE Capital Life

  We are a stock life insurance company organized under the laws of New York, and are subject to regulation by the New York Insurance Department. An annual statement is filed with the New York Superintendent of Insurance each year covering the operations and reporting on the financial condition of GE Capital Life as of December 31 of the preceding year. Periodically, the Superintendent of Insurance examines the liabilities and reserves of the Company and the Separate Account and certifies their adequacy, and a full examination of the Company's operations is conducted by the New York Insurance Department at least once every five years.

Legal Matters

  Sutherland Asbill & Brennan LLP of Washington D.C. has provided advice on certain legal matters relating to federal securities laws. All matters of New York law pertaining to the Policy, including the validity of the Policy and GE Capital Life's right to issue the Policies under New York insurance law, have been passed upon by Donita M. King, Senior Vice President, General Counsel and Secretary of the Company.

Experts

  The financial statements of GE Capital Life Assurance Company of New York as of December 31, 2000 and 1999, and for each of the years in the three-year period ended December 31, 2000, and the financial statements of GE Capital Life Separate Account II as of December 31, 2000 and for each of the years or lesser periods in the two-year period then ended have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

  The report of KPMG LLP covering the December 31, 2000 financial statements of the Company contains an explanatory paragraph that states that the balance sheet of GE Capital Life Assurance Company of New York as of December 31, 2000 and the related statement of shareholder's interest for the year ended December 31, 2000 have been restated.

Financial Statements

  This Statement of Additional Information contains financial statements for GE Capital Life Assurance Company of New York (the Company) as of December 31, 2000 and 1999, and for each of the years in the three-year period ended December 31, 2000, and the financial statements of GE Capital Life Separate Account II, as of December 31, 2000 and for each of the years or lesser periods in the two-year period then ended. The financial statements of the Company included herein should be distinguished from the financial statements of GE Capital Life Separate Account II and should be considered only as bearing on the ability of the Company to meet its obligations under the Policy. Such financial statements of the Company should not be considered as bearing on the investment performance of the assets held in Separate Account II.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                              Financial Statements

                          Year ended December 31, 2000

                  (With Independent Auditors' Report Thereon)

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               Table of Contents

                               December 31, 2000

                                                                            Page
                                                                            ----
Independent Auditors' Report...............................................  F-1
Statements of Assets and Liabilities.......................................  F-2
Statements of Operations...................................................  F-7
Statements of Changes in Net Assets........................................ F-12

Notes to Financial Statements.............................................. F-30

                         Independent Auditors' Report

Contractholders
GE Capital Life Separate Account II
and
The Board of Directors
GE Capital Life Assurance Company of New York:

  We have audited the accompanying statements of assets and liabilities of GE Capital Life Separate Account II (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Mid-Cap Value Equity, Income, U.S. Equity, and Premier Growth Equity Funds; the Variable Insurance Products Fund--Equity-Income, Growth, and Overseas Portfolios; the Variable Insurance Products Fund II--Asset Manager and Contrafund Portfolios; the Variable Insurance Products Fund III--Growth & Income and Growth Opportunities Portfolios; the Oppenheimer Variable Account Funds--High Income, Bond, Aggressive Growth, Capital Appreciation, and Multiple Strategies Funds/VA; the Federated Insurance Series--American Leaders, High Income Bond, and Utility Funds II; the Janus Aspen Series--Balanced, Aggressive Growth, Growth, Worldwide Growth, Flexible Income, International Growth, and Capital Appreciation Portfolios; the Alger American Fund--Small Capitalization and LargeCap Growth Portfolios; the PBHG Insurance Series Fund, Inc.--PBHG Large Cap Growth and PBHG Growth II Portfolios; the Goldman Sachs Variable Insurance Trust--Growth and Income and Mid Cap Value Funds; and the Salomon Brothers Variable Series Fund Inc.--Strategic Bond, Investors, and Total Return Funds) as of December 31, 2000 and the related statements of operations for the aforementioned funds of GE Capital Life Separate Account II for the year or lesser period then ended and the related statements of changes in net assets for the aforementioned funds of GE Capital Life Separate Account II for each of the years or lesser periods in the two-year period ended December 31, 2000. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting GE Capital Life Separate Account II as of December 31, 2000 and the results of their operations for the year or lesser period then ended and changes in their net assets for each of the years or lesser periods in the two-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia
February 16, 2001

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                      Statements of Assets and Liabilities

                               December 31, 2000

                                                          GE Investments Funds, Inc.
                         ---------------------------------------------------------------------------------------------
                                                                       Real            Mid-Cap                 Premier
                                      Money    Total  International   Estate   Global   Value           U.S.   Growth
                          S&P 500    Market   Return     Equity     Securities Income  Equity  Income  Equity  Equity
                         Index Fund   Fund     Fund       Fund         Fund     Fund    Fund    Fund    Fund    Fund
                         ---------- --------- ------- ------------- ---------- ------- ------- ------- ------- -------
Assets
Investments in GE
 Investments Funds,
 Inc., at fair value
 (note 2):
 S&P 500 Index Fund
  (252,319 shares,
  cost -- $6,840,075)..  $6,234,811       --      --         --          --        --      --      --      --      --
 Money Market Fund
  (4,063,724 shares,
  cost -- $4,063,724)..         --  4,063,724     --         --          --        --      --      --      --      --
 Total Return Fund
  (24,843 shares,
  cost --  $395,718)...         --        --  385,313        --          --        --      --      --      --      --
 International Equity
  Fund (14,968 shares,
  cost --   $190,581)..         --        --      --     158,808         --        --      --      --      --      --
 Real Estate Securities
  Fund (5,168 shares,
  cost -- $68,273).....         --        --      --         --       71,424       --      --      --      --      --
 Global Income Fund
  (12,742 shares,
  cost -- $120,853)....         --        --      --         --          --    121,173     --      --      --      --
 Mid-Cap Value Equity
  Fund (23,485 shares,
  cost -- $367,942)....         --        --      --         --          --        --  383,036     --      --      --
 Income Fund (31,250
  shares,
  cost -- $374,636)....         --        --      --         --          --        --      --  374,693     --      --
 U.S. Equity Fund
  (19,183 shares,
  cost -- $714,458)....         --        --      --         --          --        --      --      --  682,146     --
 Premier Growth Equity
  Fund (3,491 shares,
  cost -- $291,403)....         --        --      --         --          --        --      --      --      --  274,695
 Receivable from
  affiliate (note 3)...         --      4,312     --         --          --        --      --      --      --      --
 Receivable for units
  sold.................      10,103   396,274     --         --        4,055       --      433     --      --      --
                         ---------- --------- -------    -------      ------   ------- ------- ------- ------- -------
 Total assets..........   6,244,914 4,464,310 385,313    158,808      75,479   121,173 383,469 374,693 682,146 274,695
                         ---------- --------- -------    -------      ------   ------- ------- ------- ------- -------
Liabilities
Accrued expenses
 payable to affiliate
 (note 3)..............       2,821     1,404     173         74          29        58     171     174     304      73
                         ---------- --------- -------    -------      ------   ------- ------- ------- ------- -------
 Total liabilities.....       2,821     1,404     173         74          29        58     171     174     304      73
                         ---------- --------- -------    -------      ------   ------- ------- ------- ------- -------
Net assets attributable
 to variable deferred
 annuity
 contractholders.......  $6,242,093 4,462,906 385,140    158,734      75,450   121,115 383,298 374,519 681,842 274,622
                         ========== ========= =======    =======      ======   ======= ======= ======= ======= =======
Outstanding units......     548,997   404,982  32,122     15,089       6,527    12,577  31,995  34,234  55,479  28,080
                         ========== ========= =======    =======      ======   ======= ======= ======= ======= =======
Net asset value per
 unit..................  $    11.37     11.02   11.99      10.52       11.56      9.63   11.98   10.94   12.29    9.78
                         ========== ========= =======    =======      ======   ======= ======= ======= ======= =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2000

                                Variable Insurance        Variable Insurance    Variable Insurance
                                  Products Fund            Products Fund II      Products Fund III
                          ------------------------------ -------------------- -----------------------
                           Equity-                         Asset              Growth &     Growth
                            Income    Growth   Overseas   Manager  Contrafund  Income   Opportunities
                          Portfolio  Portfolio Portfolio Portfolio Portfolio  Portfolio   Portfolio
                          ---------- --------- --------- --------- ---------- --------- -------------
Assets
Investments in Variable
 Insurance Products
 Fund, at fair value
 (note 2):
 Equity-Income Portfolio
  (43,116 shares,
  cost --  $1,057,856)..  $1,100,331       --       --        --         --        --          --
 Growth Portfolio
  (52,080 shares, cost
  --  $2,573,573).......         --  2,273,283      --        --         --        --          --
 Overseas Portfolio
  (22,377 shares, cost
  --  $517,717).........         --        --   447,311       --         --        --          --
Investments in Variable
 Insurance Products Fund
 II, at fair value (note
 2):
 Asset Manager Portfolio
  (18,107 shares,
  cost --  $303,290)....         --        --       --    289,716        --        --          --
 Contrafund Portfolio
  (137,841 shares,
  cost --  $3,545,491)..         --        --       --        --   3,272,348       --          --
Investments in Variable
 Insurance Products Fund
 III, at fair value
 (note 2):
 Growth & Income
  Portfolio
  (61,059 shares,
  cost --  $952,557)....         --        --       --        --         --    931,760         --
 Growth Opportunities
  Portfolio
  (42,961 shares,
  cost --  $902,086)....         --        --       --        --         --        --      762,122
Receivable from
 affiliate (note 3).....         --        --       --        --         --        --          --
Recievable for units
 sold...................         --        433    8,653       --      10,242       --          --
                          ---------- ---------  -------   -------  ---------   -------     -------
 Total assets...........   1,100,331 2,273,716  455,964   289,716  3,282,590   931,760     762,122
                          ---------- ---------  -------   -------  ---------   -------     -------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..         477       993      200       138      1,464       386         360
                          ---------- ---------  -------   -------  ---------   -------     -------
 Total liabilities......         477       993      200       138      1,464       386         360
                          ---------- ---------  -------   -------  ---------   -------     -------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $1,099,854 2,272,723  455,764   289,578  3,281,126   931,374     761,762
                          ========== =========  =======   =======  =========   =======     =======
Outstanding units.......      97,160   171,139   42,476    26,838    269,165    83,757      82,621
                          ========== =========  =======   =======  =========   =======     =======
Net asset value per
 unit...................  $    11.32     13.28    10.73     10.79      12.19     11.12        9.22
                          ========== =========  =======   =======  =========   =======     =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2000

                                   Oppenheimer Variable Account Funds            Federated Insurance Series
                          ----------------------------------------------------- ----------------------------
                            High             Aggressive   Capital     Multiple  American    High
                           Income    Bond      Growth   Appreciation Strategies Leaders  Income Bond Utility
                          Fund/VA   Fund/VA   Fund/VA     Fund/VA     Fund/VA   Fund II    Fund II   Fund II
                          -------- --------- ---------- ------------ ---------- -------- ----------- -------
Assets
Investments in
 Oppenheimer Variable
 Accounts Fund, at fair
 value (note 2):
 High Income Fund/VA
  (43,850 shares,
  cost --  $440,656)....  $406,487       --        --          --         --        --         --        --
 Bond Fund/VA (90,413
  shares, cost --
   $1,003,733)..........       --  1,017,148       --          --         --        --         --        --
 Aggressive Growth
  Fund/VA (22,489
  shares, cost  --
   $2,092,215)..........       --        --  1,591,580         --         --        --         --        --
 Capital Appreciation
  Fund/VA (22,983
  shares, cost --
   $1,146,182)..........       --        --        --    1,071,695        --        --         --        --
 Multiple Strategies
  Fund/VA
  (19,222 shares,
  cost --  $320,976)....       --        --        --          --     318,117       --         --        --
Investments in Federated
 Insurance Series, at
 fair value (note 2):
 American Leaders Fund
  II (39,192 shares,
  cost--  $782,257).....       --        --        --          --         --    804,224        --        --
 High Income Bond Fund
  II (34,629 shares,
  cost--  $333,979).....       --        --        --          --         --        --     292,958       --
 Utility Fund II (39,543
  shares, cost --
   $545,256)............       --        --        --          --         --        --         --    491,918
Receivable for units
 sold...................     8,033       --        975         --         --        --         --        --
                          -------- --------- ---------   ---------    -------   -------    -------   -------
 Total assets...........   414,520 1,017,148 1,592,555   1,071,695    318,117   804,224    292,958   491,918
                          -------- --------- ---------   ---------    -------   -------    -------   -------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       198       468       684         436        138       333        138       215
                          -------- --------- ---------   ---------    -------   -------    -------   -------
 Total liabilities......       198       468       684         436        138       333        138       215
                          -------- --------- ---------   ---------    -------   -------    -------   -------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $414,322 1,016,680 1,591,871   1,071,259    317,979   803,891    292,820   491,703
                          ======== ========= =========   =========    =======   =======    =======   =======
Outstanding units.......    44,986    98,135   101,978      74,496     27,674    72,357     33,465    49,970
                          ======== ========= =========   =========    =======   =======    =======   =======
Net asset value per
 unit...................  $   9.21     10.36     15.61       14.38      11.49     11.11       8.75      9.84
                          ======== ========= =========   =========    =======   =======    =======   =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2000

                                                        Janus Aspen Series
                          ------------------------------------------------------------------------------
                                     Aggressive           Worldwide Flexible  International   Capital
                           Balanced    Growth    Growth    Growth    Income      Growth     Appreciation
                          Portfolio  Portfolio  Portfolio Portfolio Portfolio   Portfolio    Portfolio
                          ---------- ---------- --------- --------- --------- ------------- ------------
Assets
Investments in Janus
 Aspen Series, at fair
 value (note 2):
 Balanced Portfolio
  (234,120 shares,
  cost --  $6,128,977)..  $5,691,452       --         --        --      --            --           --
 Aggressive Growth
  Portfolio (167,484
  shares, cost --
  $9,042,451)...........         --  6,079,682        --        --      --            --           --
 Growth Portfolio
  (152,145 shares,
  cost -- $4,882,204)...         --        --   4,028,798       --      --            --           --
 Worldwide Growth
  Portfolio (111,618
  shares, cost --
  $5,007,223)...........         --        --         --  4,127,643     --            --           --
 Flexible Income
  Portfolio (8,622
  shares,
  cost -- $99,560)......         --        --         --        --   98,807           --           --
 International Growth
  Portfolio (77,346
  shares, cost --
  $2,946,653)...........         --        --         --        --      --      2,389,993          --
 Capital Appreciation
  Portfolio (227,646
  shares, cost --
  $6,898,054)...........         --        --         --        --      --            --     6,098,633
Receivable for units
 sold...................         --      8,587        --        495     --            --           --
                          ---------- ---------  --------- ---------  ------     ---------    ---------
 Total assets...........   5,691,452 6,088,269  4,028,798 4,128,138  98,807     2,389,993    6,098,633
                          ---------- ---------  --------- ---------  ------     ---------    ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       2,689     3,113      1,852     1,935      51         1,034        2,861
Payable for units
 withdrawn..............         --        --         --        --      --            --             5
                          ---------- ---------  --------- ---------  ------     ---------    ---------
 Total liabilities......       2,689     3,113      1,852     1,935      51         1,034        2,866
                          ---------- ---------  --------- ---------  ------     ---------    ---------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $5,688,763 6,085,156  4,026,946 4,126,203  98,756     2,388,959    6,095,767
                          ========== =========  ========= =========  ======     =========    =========
Outstanding units.......     422,015   352,967    301,644   308,617   9,195       172,488      399,985
                          ========== =========  ========= =========  ======     =========    =========
Net asset value per
 unit...................  $    13.48     17.24      13.35     13.37   10.74         13.85        15.24
                          ========== =========  ========= =========  ======     =========    =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2000

                                                                         Goldman Sachs         Salomon Brothers
                                                     PBHG Insurance         Variable               Variable
                            Alger American Fund     Series Fund, Inc.   Insurance Trust        Series Fund Inc.
                          ------------------------ ------------------- ------------------ --------------------------
                                                     PBHG
                              Small      LargeCap  Large Cap   PBHG    Growth and Mid Cap Strategic           Total
                          Capitalization  Growth    Growth   Growth II   Income    Value    Bond    Investors Return
                            Portfolio    Portfolio Portfolio Portfolio    Fund     Fund     Fund      Fund     Fund
                          -------------- --------- --------- --------- ---------- ------- --------- --------- ------
Assets
Investments in Alger
 American Fund, at fair
 value (note 2):
 Small Capitilization
  Portfolio (38,403
  shares, cost --
   $1,326,312)..........     $902,080          --        --       --        --        --      --        --       --
 LargeCap Growth
  Portfolio (22,831
  shares, cost --
   $1,306,145)..........          --     1,079,199       --       --        --        --      --        --       --
Investments in PBHG
 Insurance Series Fund,
 Inc., at fair value
 (note 2):
 PBHG Large Cap Growth
  Portfolio (46,874
  shares, cost --
   $1,317,347)..........          --           --  1,150,286      --        --        --      --        --       --
 PBHG Growth II
  Portfolio (51,207
  shares, cost --
   $1,292,960)..........          --           --        --   966,790       --        --      --        --       --
Investments in Goldman
 Sachs Variable
 Insurance Trust, at
 fair value (note 2):
 Growth and Income Fund
  (34,395 shares,
  cost -- $368,887).....          --           --        --       --    355,648       --      --        --       --
 Mid Cap Value Fund
  (86,623 shares,
  cost -- $783,337).....          --           --        --       --        --    924,266     --        --       --
Investments in Salomon
 Brothers Variable
 Series Fund Inc., at
 fair value (note 2):
 Strategic Bond Fund
  (789 shares, cost --
   $7,917)..............          --           --        --       --        --        --    7,696       --       --
 Investors Fund (4,884
  shares, cost --
   $66,707).............          --           --        --       --        --        --      --     66,372      --
 Total Return Fund
  (2,907 shares, cost --
   $30,785).............          --           --        --       --        --        --      --        --    31,107
Receivable for units
 sold...................        8,376          --        --       --        --        --      --        --       --
                             --------    --------- ---------  -------   -------   -------   -----    ------   ------
 Total assets...........      910,456    1,079,199 1,150,286  966,790   355,648   924,266   7,696    66,372   31,107
                             --------    --------- ---------  -------   -------   -------   -----    ------   ------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..          448          514       454      422       150       392       3        23       11
                             --------    --------- ---------  -------   -------   -------   -----    ------   ------
 Total liabilities......          448          514       454      422       150       392       3        23       11
                             --------    --------- ---------  -------   -------   -------   -----    ------   ------
Net assets attributable
 to variable deferred
 annuity
 contractholders........     $910,008    1,078,685 1,149,832  966,368   355,498   923,874   7,693    66,349   31,096
                             ========    ========= =========  =======   =======   =======   =====    ======   ======
Outstanding units.......       86,750       87,912    68,280   59,141    38,144    76,039     727     5,580    2,869
                             ========    ========= =========  =======   =======   =======   =====    ======   ======
Net asset value per
 unit...................     $  10.49        12.27     16.84    16.34      9.32     12.15   10.58     11.89    10.84
                             ========    ========= =========  =======   =======   =======   =====    ======   ======

                See accompanying notes to financial statements.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                            Statements of Operations

              Year ended December 31, 2000, except as noted below

                                     GE Investments Funds, Inc.
                         -----------------------------------------------------
                          S&P 500    Money   Total   International Real Estate
                           Index    Market  Return      Equity     Securities
                           Fund      Fund    Fund         Fund        Fund
                         ---------  ------- -------  ------------- -----------
Investment income:
 Income -- Ordinary
  dividends............. $  52,637  175,183   9,459         809       2,515
 Expenses -- Mortality
  and expense risk
  charges and
  administrative ex-
  penses (note 3).......    63,576   40,378   3,100         832         265
                         ---------  ------- -------     -------       -----
Net investment income
 (expense)..............   (10,939) 134,805   6,359         (23)      2,250
                         ---------  ------- -------     -------       -----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    16,937      --      164         407         517
 Unrealized appreciation
  (depreciation)........  (735,988)     --  (10,804)    (33,555)      3,393
 Capital gain
  distributions.........   120,420      --   14,338      23,490         263
                         ---------  ------- -------     -------       -----
Net realized and
 unrealized gain (loss)
 on investments.........  (598,631)     --    3,698      (9,658)      4,173
                         ---------  ------- -------     -------       -----
Increase (decrease) in
 net assets from
 operations............. $(609,570) 134,805  10,057      (9,681)      6,423
                         =========  ======= =======     =======       =====

                                GE Investments Funds, Inc. (continued)
                         ------------------------------------------------------
                         Global     Mid-Cap                          Premier
                         Income   Value Equity Income U.S. Equity Growth Equity
                          Fund        Fund      Fund     Fund        Fund-a)
                         -------  ------------ ------ ----------- -------------
Investment income:
 Income -- Ordinary
  dividends............. $   181      3,486    20,267     4,415          226
 Expenses -- Mortality
  and expense risk
  charges and
  administrative ex-
  penses (note 3).......   1,345      3,207     3,330     6,383          677
                         -------    -------    ------  --------      -------
Net investment income
 (expense)..............  (1,164)       279    16,937    (1,968)        (451)
                         -------    -------    ------  --------      -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................  (1,083)   (1,325)     (100)       267          (30)
 Unrealized appreciation
  (depreciation)........   1,374     14,457     6,490  (37,537)      (16,709)
 Capital gain
  distributions.........     --      13,107       --     29,784       10,698
                         -------    -------    ------  --------      -------
Net realized and
 unrealized gain (loss)
 on investments.........     291     26,239     6,390    (7,486)      (6,041)
                         -------    -------    ------  --------      -------
Increase (decrease) in
 net assets from
 operations............. $  (873)    26,518    23,327    (9,454)      (6,492)
                         =======    =======    ======  ========      =======

-a)  Reflects period covering May 12, 2000 to December 31, 2000.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                          Year ended December 31, 2000

                                  Variable Insurance          Variable Insurance
                                     Products Fund             Products Fund II
                             ------------------------------- ---------------------
                              Equity-                          Asset
                              Income     Growth    Overseas   Manager   Contrafund
                             Portfolio  Portfolio  Portfolio Portfolio  Portfolio
                             ---------  ---------  --------- ---------  ----------
Investment income:
 Income -- Ordinary
  dividends................  $ 10,112         895     2,401     4,569       5,316
 Expenses -- Mortality and
  expense risk charges and
  administrative expenses
  (note 3).................    10,551      23,686     5,002     3,159      33,762
                             --------   ---------   -------  --------    --------
Net investment income
 (expense).................      (439)    (22,791)   (2,601)    1,410     (28,446)
                             --------   ---------   -------  --------    --------
Net realized and unrealized
 gain (loss) on
 investments:
 Net realized gain (loss)..   (14,553)        693   (5,598)   (2,237)    (13,974)
 Unrealized appreciation
  (depreciation)...........    44,296   (399,929)   (99,969) (20,037)    (387,197)
 Capital gain
  distributions............    38,096      89,038    15,119    10,764     192,986
                             --------   ---------   -------  --------    --------
Net realized and unrealized
 gain (loss) on
 investments...............    67,839    (310,198)  (90,448)  (11,510)   (208,185)
                             --------   ---------   -------  --------    --------
Increase (decrease) in net
 assets from operations....  $ 67,400    (332,989)  (93,049)  (10,100)   (236,631)
                             ========   =========   =======  ========    ========

                                                           Variable Insurance
                                                            Products Fund III
                                                         ------------------------
                                                         Growth &      Growth
                                                          Income    Opportunities
                                                         Portfolio    Portfolio
                                                         ---------  -------------
Investment income:
 Income -- Ordinary dividends..........................  $  2,236        6,515
 Expenses -- Mortality and expense risk charges and
  administrative expenses (note 3).....................     7,698        9,493
                                                         --------     --------
Net investment income (expense)........................    (5,462)      (2,978)
                                                         --------     --------
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss)..............................   (4,471)      (16,224)
 Unrealized appreciation (depreciation)................  (26,978)     (155,771)
 Capital gain distributions............................    14,590       33,039
                                                         --------     --------
Net realized and unrealized gain (loss) on
 investments...........................................   (16,859)    (138,956)
                                                         --------     --------
Increase (decrease) in net assets from operations......  $(22,321)    (141,934)
                                                         ========     ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                          Year ended December 31, 2000

                                    Oppenheimer Variable Account Funds
                            -----------------------------------------------------
                              High             Aggressive   Capital     Multiple
                             Income    Bond      Growth   Appreciation Strategies
                            Fund/VA   Fund/VA   Fund/VA     Fund/VA     Fund/VA
                            --------  -------  ---------- ------------ ----------
Investment income:
 Income -- Ordinary
  dividends...............  $ 28,777  36,092         --         307       5,851
 Expenses -- Mortality and
  expense risk charges and
  administrative expenses
  (note 3)................     4,415   9,771      15,468      8,227       2,717
                            --------  ------    --------    -------      ------
Net investment income
 (expense)................    24,362  26,321     (15,468)    (7,920)      3,134
                            --------  ------    --------    -------      ------
Net realized and
 unrealized gain (loss) on
 investments:
 Net realized gain
  (loss)..................    (7,283) (2,956)     (2,468)    (2,505)        384
 Unrealized appreciation
  (depreciation)..........   (35,385) 12,406    (539,911)   (92,758)     (4,991)
 Capital gain
  distributions...........       --      --       19,100     16,371       8,498
                            --------  ------    --------    -------      ------
Net realized and
 unrealized gain (loss) on
 investments..............   (42,668)  9,450    (523,279)   (78,892)      3,891
                            --------  ------    --------    -------      ------
Increase (decrease) in net
 assets from operations...  $(18,306) 35,771    (538,747)   (86,812)      7,025
                            ========  ======    ========    =======      ======

                                                   Federated Insurance Series
                                                  -----------------------------
                                                  American     High
                                                  Leaders   Income Bond Utility
                                                  Fund II     Fund II   Fund II
                                                  --------  ----------- -------
Investment income:
 Income -- Ordinary dividends.................... $ 2,718      22,028     7,531
 Expenses -- Mortality and expense risk charges
  and administrative expenses (note 3)...........   6,345       3,492     5,067
                                                  -------     -------   -------
Net investment income (expense)..................  (3,627)     18,536     2,464
                                                  -------     -------   -------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss)........................  (3,648)     (7,077)     (649)
 Unrealized appreciation (depreciation)..........  18,395     (42,272)  (53,694)
 Capital gain distributions......................   8,225         --      5,006
                                                  -------     -------   -------
Net realized and unrealized gain (loss) on
 investments.....................................  22,972     (49,349)  (49,337)
                                                  -------     -------   -------
Increase (decrease) in net assets from
 operations...................................... $19,345     (30,813)  (46,873)
                                                  =======     =======   =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                          Year ended December 31, 2000

                                                       Janus Aspen Series
                         -----------------------------------------------------------------------------------
                                    Aggressive              Worldwide   Flexible  International   Capital
                         Balanced     Growth      Growth      Growth     Income      Growth     Appreciation
                         Portfolio  Portfolio   Portfolio   Portfolio   Portfolio   Portfolio    Portfolio
                         ---------  ----------  ----------  ----------  --------- ------------- ------------
Investment income:
 Income -- Ordinary
  dividends............. $  48,457         --        3,000       6,626    1,695        7,710         31,467
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses (note 3).....    60,129      89,262      44,349      47,239    1,223       23,165         78,032
                         ---------  ----------  ----------  ----------   ------     --------     ----------
Net investment income
 (expense)..............   (11,672)    (89,262)    (41,349)    (40,613)     472      (15,455)       (46,565)
                         ---------  ----------  ----------  ----------   ------     --------     ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................     7,453     107,084      10,970      40,200   (1,062)      (4,035)        92,586
 Unrealized appreciation
  (depreciation)........  (645,146) (3,844,634) (1,012,431) (1,190,191)   1,390     (639,252)    (1,485,680)
 Capital gain
  distributions.........   459,875     788,112     267,474     300,416    3,555       82,813         45,609
                         ---------  ----------  ----------  ----------   ------     --------     ----------
Net realized and
 unrealized gain (loss)
 on investments.........  (177,818) (2,949,438)   (733,987)   (849,575)   3,883     (560,474)    (1,347,485)
                         ---------  ----------  ----------  ----------   ------     --------     ----------
Increase (decrease) in
 net assets from
 operations............. $(189,490) (3,038,700)   (775,336)   (890,188)   4,355     (575,929)    (1,394,050)
                         =========  ==========  ==========  ==========   ======     ========     ==========

                                                               PBHG Insurance
                                     Alger American Fund      Series Fund, Inc.
                                   ------------------------  --------------------
                                                               PBHG
                                       Small      LargeCap   Large Cap    PBHG
                                   Capitalization  Growth     Growth    Growth II
                                     Portfolio    Portfolio  Portfolio  Portfolio
                                   -------------- ---------  ---------  ---------
Investment income:
 Income -- Ordinary dividends.....   $     --          --         --         --
 Expenses -- Mortality and expense
  risk charges and administrative
  expenses (note 3)...............      10,534      13,426      8,413     10,794
                                     ---------    --------   --------   --------
Net investment income (expense)...     (10,534)    (13,426)    (8,413)   (10,794)
                                     ---------    --------   --------   --------
Net realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss).........     (41,574)     11,334       (349)    21,523
 Unrealized appreciation
  (depreciation)..................    (500,225)   (329,907)  (182,284)  (372,036)
 Capital gain distributions.......     242,875     122,367     20,225     21,546
                                     ---------    --------   --------   --------
Net realized and unrealized gain
 (loss) on investments............    (298,924)   (196,206)  (162,408)  (328,967)
                                     ---------    --------   --------   --------
Increase (decrease) in net assets
 from operations..................   $(309,458)   (209,632)  (170,821)  (339,761)
                                     =========    ========   ========   ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

              Year ended December 31, 2000, Except as listed below

                          Goldman Sachs Variable    Salomon Brothers Variable
                             Insurance Trust             Series Fund Inc.
                          ------------------------  --------------------------
                           Growth and    Mid Cap    Strategic           Total
                             Income       Value       Bond    Investors Return
                              Fund        Fund       Fund-a)   Fund-b)  Fund-c)
                          ------------  ----------  --------- --------- ------
Investment income:
 Income -- Ordinary
  dividends..............  $     1,306       6,658     457        454     951
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  expenses (note 3)......        3,403       7,308      42        195     219
                           -----------  ----------    ----      -----   -----
Net investment income
 (expense)...............       (2,097)       (650)    415        259     732
                           -----------  ----------    ----      -----   -----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss).................         (122)     (2,036)    --          11      70
 Unrealized appreciation
  (depreciation).........      (15,562)    153,996    (222)      (335)    322
 Capital gain
  distributions..........          --       21,504     --       1,911     --
                           -----------  ----------    ----      -----   -----
Net realized and
 unrealized gain (loss)
 on investments..........      (15,684)    173,464    (222)     1,587     392
                           -----------  ----------    ----      -----   -----
Increase (decrease) in
 net assets from
 operations..............     $(17,781)    172,814     193      1,846   1,124
                           ===========  ==========    ====      =====   =====

-a) Reflects period covering August 9, 2000 to December 31, 2000.

-b) Reflects period covering May 15, 2000 to December 31, 2000.

-c) Reflects period covering April 28, 2000 to December 31, 2000.

                See accompanying notes to financial statements.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                      Statements of Changes in Net Assets

                                          GE Investments Funds, Inc.
                          ----------------------------------------------------------
                              S&P 500 Index Fund            Money Market Fund
                          --------------------------- ------------------------------
                                        Period from
                           Year ended  May 6, 1999 to  Year ended     Period from
                          December 31,  December 31,  December 31, April 29, 1999 to
                              2000          1999          2000     December 31, 1999
                          ------------ -------------- ------------ -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............   $  (10,939)       6,930        134,805          6,992
 Net realized gain
  (loss)................       16,937       11,914            --             --
 Unrealized appreciation
  (depreciation) on
  investments...........     (735,988)     130,724            --             --
 Capital gain
  distributions.........      120,420       20,428            --             --
                           ----------    ---------     ----------      ---------
 Increase (decrease) in
  net assets from
  operations............     (609,570)     169,996        134,805          6,992
                           ----------    ---------     ----------      ---------
From capital
 transactions:
 Net premiums...........    3,376,266    1,916,894      4,621,125      1,884,687
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........          --           --             --             --
 Surrenders.............     (235,529)      (4,344)       (78,709)          (207)
 Administrative expenses
  (note 3)..............         (516)         --             (97)           --
 Transfer gain (loss)
  and transfer fees
  (note 3)..............        1,738          236          2,540          1,697
 Transfers (to) from the
  Guarantee Account.....    1,273,227      106,565         80,694        (51,805)
 Interfund transfers....      240,690        6,440     (2,001,589)      (137,227)
                           ----------    ---------     ----------      ---------
 Increase (decrease) in
  net assets from
  capital transactions..    4,655,876    2,025,791      2,623,964      1,697,145
                           ----------    ---------     ----------      ---------
Increase (decrease) in
 net assets.............    4,046,306    2,195,787      2,758,769      1,704,137
Net assets at beginning
 of year................    2,195,787          --       1,704,137            --
                           ----------    ---------     ----------      ---------
Net assets at end of
 year...................   $6,242,093    2,195,787      4,462,906      1,704,137
                           ==========    =========     ==========      =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                     GE Investments Funds, Inc. (continued)
                          ------------------------------------------------------------
                               Total Return Fund          International Equity Fund
                          ---------------------------- -------------------------------
                                         Period from
                           Year ended  May 26, 1999 to  Year ended     Period from
                          December 31,  December 31,   December 31, August 26, 1999 to
                              2000          1999           2000     December 31, 1999
                          ------------ --------------- ------------ ------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............    $  6,359        1,503            (23)             (3)
 Net realized gain
  (loss)................         164           61            407             292
 Unrealized appreciation
  (depreciation) on
  investments...........     (10,084)         399        (33,555)          1,782
 Capital gain
  distributions.........      14,338        2,092         23,490           1,639
                            --------       ------        -------          ------
 Increase (decrease) in
  net assets from
  operations............      10,057        4,055         (9,681)          3,710
                            --------       ------        -------          ------
From capital
 transactions:
 Net premiums...........     144,891       78,294        136,504          23,207
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........         --           --             --              --
 Surrenders.............      (6,142)        (208)        (3,081)            --
 Administrative expenses
  (note 3)..............         (78)         --             --              --
 Transfer gain (loss)
  and transfer fees
  (note 3)..............         233          (92)           430              61
 Transfers (to) from the
  Guarantee Account.....      97,456        5,388          7,584             --
 Interfund transfers....      50,269        1,017            --              --
                            --------       ------        -------          ------
 Increase (decrease) in
  net assets from
  capital transactions..     286,629       84,399        141,437          23,268
                            --------       ------        -------          ------
Increase (decrease) in
 net assets.............     296,686       88,454        131,756          26,978
Net assets at beginning
 of year................      88,454          --          26,978             --
                            --------       ------        -------          ------
Net assets at end of
 year...................    $385,140       88,454        158,734          26,978
                            ========       ======        =======          ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                   GE Investments Funds, Inc. (continued)
                          ---------------------------------------------------------
                          Real Estate Securities Fund       Global Income Fund
                          ---------------------------- ----------------------------
                                         Period from                  Period from
                           Year ended  July 9, 1999 to  Year ended  May 14, 1999 to
                          December 31,  December 31,   December 31,  December 31,
                              2000          1999           2000          1999
                          ------------ --------------- ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............    $ 2,250            89         (1,164)          556
 Net realized gain
  (loss)................        517            (1)        (1,083)         (573)
 Unrealized appreciation
  (depreciation) on
  investments...........      3,393          (243)         1,374        (1,054)
 Capital gain
  distributions.........        263             5            --             68
                            -------         -----        -------        ------
 Increase (decrease) in
  net assets from
  operations............      6,423          (150)          (873)       (1,003)
                            -------         -----        -------        ------
From capital
 transactions:
 Net premiums...........     28,909         2,000         51,414        64,472
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........        --            --             --            --
 Surrenders.............     (1,436)          --            (780)         (204)
 Administrative expenses
  (note 3)..............         (2)          --             (13)          --
 Transfer gain (loss)
  and transfer fees
  (note 3)..............         61             1             77           (65)
 Transfers (to) from the
  Guarantee Account.....     12,620           --           8,827           --
 Interfund transfers....     27,024           --            (737)          --
                            -------         -----        -------        ------
 Increase (decrease) in
  net assets from
  capital transactions..     67,176         2,001         58,788        64,203
                            -------         -----        -------        ------
Increase (decrease) in
 net assets.............     73,599         1,851         57,915        63,200
Net assets at beginning
 of year................      1,851           --          63,200           --
                            -------         -----        -------        ------
Net assets at end of
 year...................    $75,450         1,851        121,115        63,200
                            =======         =====        =======        ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                   GE Investments Funds, Inc. (continued)
                          ---------------------------------------------------------
                           Mid-Cap Value Equity Fund           Income Fund
                          ---------------------------- ----------------------------
                                         Period from                  Period from
                           Year ended  May 14, 1999 to  Year ended  May 14, 1999 to
                          December 31,  December 31,   December 31,  December 31,
                              2000          1999           2000          1999
                          ------------ --------------- ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............    $    279           398        16,937          7,419
 Net realized gain
  (loss)................      (1,325)          299          (100)        (1,204)
 Unrealized appreciation
  (depreciation) on
  investments...........      14,457           637         6,490         (6,432)
 Capital gain
  distributions.........      13,107           --            --             257
                            --------       -------       -------        -------
 Increase (decrease) in
  net assets from
  operations............      26,518         1,334        23,327             40
                            --------       -------       -------        -------
From capital
 transactions:
 Net premiums...........     212,889       130,953        86,216        155,833
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........         --            --            --             --
 Surrenders.............     (14,189)          --         (7,952)           --
 Administrative expenses
  (note 3)..............         (52)          --            (30)           --
 Transfer gain (loss)
  and transfer fees
  (note 3)..............       9,210            15           (21)            64
 Transfers (to) from the
  Guarantee Account.....      45,778           --         85,949         17,167
 Interfund transfers....     (16,074)      (13,084)       25,926        (12,000)
                            --------       -------       -------        -------
 Increase (decrease) in
  net assets from
  capital transactions..     237,562       117,884       190,088        161,064
                            --------       -------       -------        -------
Increase (decrease) in
 net assets.............     264,080       119,218       213,415        161,104
Net assets at beginning
 of year................     119,218           --        161,104            --
                            --------       -------       -------        -------
Net assets at end of
 year...................    $383,298       119,218       374,519        161,104
                            ========       =======       =======        =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                      GE Investments Funds, Inc. (continued)
                                   --------------------------------------------
                                                                Premier Growth
                                         U.S. Equity Fund         Equity Fund
                                   ---------------------------- ---------------
                                                  Period from     Period from
                                    Year ended  June 2, 1999 to May 12, 2000 to
                                   December 31,  December 31,    December 31,
                                       2000          1999            2000
                                   ------------ --------------- ---------------
Increase (decrease) in net assets
From operations:
 Net investment income
  (expense)......................    $ (1,968)           67            (451)
 Net realized gain (loss)........         267        (2,044)            (30)
 Unrealized appreciation
  (depreciation) on investments..     (37,537)        5,225         (16,709)
 Capital gain distributions......      29,784        15,120          10,698
                                     --------       -------         -------
 Increase (decrease) in net
  assets from operations.........      (9,454)       18,368          (6,492)
                                     --------       -------         -------
From capital transactions:
 Net premiums....................     218,273       207,811         222,717
 Transfers (to) from the general
  account of GE Capital Life:
 Death Benefits..................         --            --              --
 Surrenders......................     (31,076)       (1,558)           (551)
 Administrative expenses (note
  3).............................         (75)          --              --
 Transfer gain (loss) and
  transfer fees (note 3).........        (648)          423            (127)
 Transfers (to) from the
  Guarantee Account..............     147,317        (3,965)         59,075
 Interfund transfers.............      28,624       107,802             --
                                     --------       -------         -------
 Increase (decrease) in net
  assets from capital
  transactions...................     362,415       310,513         281,114
                                     --------       -------         -------
Increase (decrease) in net
 assets..........................     352,961       328,881         274,622
Net assets at beginning of year..     328,881           --              --
                                     --------       -------         -------
Net assets at end of year........    $681,842       328,881         274,622
                                     ========       =======         =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                   Variable Insurance Products Fund
                         -------------------------------------------------------------------------------------
                           Equity-Income Portfolio         Growth Portfolio            Overseas Portfolio
                         ---------------------------- --------------------------- ----------------------------
                                        Period from                 Period from                  Period from
                          Year ended  May 13, 1999 to  Year ended  May 6, 1999 to  Year ended  May 14, 1999 to
                         December 31,  December 31,   December 31,  December 31,  December 31,  December 31,
                             2000          1999           2000          1999          2000          1999
                         ------------ --------------- ------------ -------------- ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $     (439)      (1,725)       (22,791)      (2,299)       (2,601)          (737)
 Net realized gain
  (loss)................     (14,553)      (2,045)           693        1,438        (5,598)           872
 Unrealized appreciation
  (depreciation) on
  investments...........      44,296       (1,822)      (399,929)      99,641       (99,969)        29,565
 Capital gain
  distributions.........      38,096          828         89,038          --         15,119            --
                          ----------      -------      ---------      -------       -------        -------
  Increase (decrease) in
   net assets from
   operations...........      67,400       (4,764)      (332,989)      98,780       (93,049)        29,700
                          ----------      -------      ---------      -------       -------        -------
From capital
 transactions:
 Net premiums...........     387,451      514,343      1,501,166      576,159       419,747        106,047
 Transfers (to) from the
  general account of GE
  Capital Life:
  Death Benefits........         --           --             --           --            --             --
  Surrenders............     (31,554)      (8,408)       (49,377)      (5,067)      (15,436)
  Administrative
   expenses (note 3)....        (182)                       (237)                       (22)
  Transfer gain (loss)
   and transfer fees
   (note 3).............       3,149       (1,528)           303        1,736          (935)          (111)
 Transfers (to) from the
  Guarantee Account.....     132,429        8,767        427,963       15,479        21,322            --
 Interfund transfers....      31,437        1,314         19,497       19,310       (11,499)           --
                          ----------      -------      ---------      -------       -------        -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........     522,730      514,488      1,899,315      607,617       413,177        105,936
                          ----------      -------      ---------      -------       -------        -------
Increase (decrease) in
 net assets.............     590,130      509,724      1,566,326      706,397       320,128        135,636
Net assets at beginning
 of year................     509,724          --         706,397          --        135,636            --
                          ----------      -------      ---------      -------       -------        -------
Net assets at end of
 year...................  $1,099,854      509,724      2,272,723      706,397       455,764        135,636
                          ==========      =======      =========      =======       =======        =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                   Variable Insurance Products Fund II
                         --------------------------------------------------------
                           Asset Manager Portfolio       Contrafund Portfolio
                         ---------------------------- ---------------------------
                                        Period from                 Period from
                          Year ended  June 7, 1999 to  Year ended  May 6, 1999 to
                         December 31,  December 31,   December 31,  December 31,
                             2000          1999           2000          1999
                         ------------ --------------- ------------ --------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............   $  1,410          (545)       (28,446)       (4,439)
 Net realized gain
  (loss)................     (2,237)          358        (13,974)       22,338
 Unrealized appreciation
  (depreciation) on
  investments...........    (20,037)        6,464       (387,197)      114,054
 Capital gain
  distributions.........     10,764           --         192,986           --
                           --------       -------      ---------     ---------
  Increase (decrease) in
   net assets from
   operations...........    (10,100)        6,277       (236,631)      131,953
                           --------       -------      ---------     ---------
From capital
 transactions:
 Net premiums...........    192,881       114,263      1,661,934     1,104,259
 Transfers (to) from the
  general account of GE
  Capital Life:
  Death Benefits........        --            --             --            --
  Surrenders............     (2,010)          --         (87,313)      (11,919)
  Administrative
   expenses (note 3)....        (53)          --            (385)          --
  Transfer gain (loss)
   and transfer fees
   (note 3).............     (4,776)           15           (444)          220
 Transfers (to) from the
  Guarantee Account.....     30,011           --         542,934        35,713
 Interfund transfers....    (36,930)          --         108,312        32,493
                           --------       -------      ---------     ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........    179,123       114,278      2,225,038     1,160,766
                           --------       -------      ---------     ---------
Increase (decrease) in
 net assets.............    169,023       120,555      1,988,407     1,292,719
Net assets at beginning
 of year................    120,555           --       1,292,719           --
                           --------       -------      ---------     ---------
Net assets at end of
 year...................   $289,578       120,555      3,281,126     1,292,719
                           ========       =======      =========     =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                    Variable Insurance Products Fund III
                         -----------------------------------------------------------
                                                            Growth Opportunities
                           Growth & Income Portfolio             Portfolio
                         ------------------------------ ----------------------------
                                                                       Period from
                          Year ended     Period from     Year ended  May 11, 1999 to
                         December 31, April 12, 1999 to December 31,  December 31,
                             2000     December 31, 1999     2000          1999
                         ------------ ----------------- ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............   $ (5,462)          (795)         (2,978)       (2,161)
 Net realized gain
  (loss)................     (4,471)           649         (16,224)       (1,607)
 Unrealized appreciation
  (depreciation) on
  investments...........    (26,978)         6,182        (155,771)       15,807
 Capital gain
  distributions.........     14,590            --           33,039           --
                           --------        -------        --------       -------
  Increase (decrease) in
   net assets from
   operations...........    (22,321)         6,036        (141,934)       12,039
                           --------        -------        --------       -------
From capital
 transactions:
 Net premiums...........    706,511        162,340         327,326       481,850
 Transfers (to) from the
  general account of GE
  Capital Life:
  Death Benefits........        --             --              --            --
  Surrenders............    (91,363)        (7,583)        (30,882)       (4,423)
  Administrative
   expenses (note 3)....       (102)           --             (106)          --
  Transfer gain (loss)
   and transfer fees
   (note 3).............        537           (143)           (780)       (4,683)
 Transfers (to) from the
  Guarantee Account.....    152,952         13,141         111,039         6,866
 Interfund transfers....     32,939        (21,570)         25,025       (19,575)
                           --------        -------        --------       -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........    801,474        146,185         431,622       460,035
                           --------        -------        --------       -------
Increase (decrease) in
 net assets.............    779,153        152,221         289,688       472,074
Net assets at beginning
 of year................    152,221            --          472,074           --
                           --------        -------        --------       -------
Net assets at end of
 year...................   $931,374        152,221         761,762       472,074
                           ========        =======        ========       =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                   Oppenheimer Variable Account Funds
                          ------------------------------------------------------------------------------------
                              High Income Fund/VA             Bond Fund/VA          Aggressive Growth Fund/VA
                          ---------------------------- --------------------------- ---------------------------
                                         Period from                 Period from                 Period from
                           Year ended  May 21, 1999 to  Year ended  May 6, 1999 to  Year ended  May 5, 1999 to
                          December 31,  December 31,   December 31,  December 31,  December 31,  December 31,
                              2000          1999           2000          1999          2000          1999
                          ------------ --------------- ------------ -------------- ------------ --------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............    $ 24,362          (698)        26,321       (1,470)       (15,468)        (513)
 Net realized gain
  (loss)................      (7,283)        1,328         (2,956)         183         (2,468)       7,258
 Unrealized appreciation
  (depreciation) on
  investments...........     (35,385)        1,216         12,406        1,010       (539,911)      39,274
 Capital gain
  distributions.........         --            --             --           --          19,100          --
                            --------       -------      ---------      -------      ---------      -------
 Increase (decrease) in
  net assets from
  operations............     (18,306)        1,846         35,771         (277)      (538,747)      46,019
                            --------       -------      ---------      -------      ---------      -------
From capital
 transactions:
 Net premiums...........     255,044       155,654        440,975      397,881      1,531,110      113,307
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........         --            --             --           --             --           --
 Surrenders.............     (47,978)         (204)       (51,680)        (204)       (28,493)         --
 Administrative expenses
  (note 3)..............         (43)          --             (56)         --            (192)         --
 Transfer gain (loss)
  and transfer fees
  (note 3)..............         144           (15)           (62)         142          5,597        1,053
 Transfers (to) from the
  Guarantee Account.....      61,178         7,348         98,068       25,543        246,051        2,988
 Interfund transfers....     (12,651)       12,305         65,394        5,185        227,554      (14,376)
                            --------       -------      ---------      -------      ---------      -------
 Increase (decrease) in
  net assets from
  capital transactions..     255,694       175,088        552,639      428,547      1,981,627      102,972
                            --------       -------      ---------      -------      ---------      -------
Increase (decrease) in
 net assets.............     237,388       176,934        588,410      428,270      1,442,880      148,991
Net assets at beginning
 of year................     176,934           --         428,270          --         148,991          --
                            --------       -------      ---------      -------      ---------      -------
Net assets at end of
 year...................    $414,322       176,934      1,016,680      428,270      1,591,871      148,991
                            ========       =======      =========      =======      =========      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                Oppenheimer Variable Account Funds (continued)
                          -----------------------------------------------------------
                           Capital Appreciation Fund/VA  Multiple Strategies Fund/VA
                          ------------------------------ ----------------------------
                                                                        Period from
                           Year ended     Period from     Year ended  May 14, 1999 to
                          December 31, April 23, 1999 to December 31,  December 31,
                              2000     December 31, 1999     2000          1999
                          ------------ ----------------- ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............   $   (7,920)         (477)         3,134          (220)
 Net realized gain
  (loss)................       (2,505)          265            384           281
 Unrealized appreciation
  (depreciation) on
  investments...........      (92,758)       18,271         (4,991)        2,132
 Capital gain
  distributions.........       16,371           --           8,498           --
                           ----------       -------        -------        ------
 Increase (decrease) in
  net assets from
  operations............      (86,812)       18,059          7,025         2,193
                           ----------       -------        -------        ------
From capital
 transactions:
 Net premiums...........      793,660        82,368        172,491        48,280
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........          --            --             --            --
 Surrenders.............      (24,926)          --          (3,560)       (1,047)
 Administrative expenses
  (note 3)..............          (43)          --             (46)          --
 Transfer gain (loss)
  and transfer fees
  (note 3)..............         (314)         (390)          (678)           59
 Transfers (to) from the
  Guarantee Account.....      211,272           208         50,978         1,488
 Interfund transfers....       78,177           --          40,796           --
                           ----------       -------        -------        ------
 Increase (decrease) in
  net assets from
  capital transactions..    1,057,826        82,186        259,981        48,780
                           ----------       -------        -------        ------
Increase (decrease) in
 net assets.............      971,014       100,245        267,006        50,973
Net assets at beginning
 of year................      100,245           --          50,973           --
                           ----------       -------        -------        ------
Net assets at end of
 year...................   $1,071,259       100,245        317,979        50,973
                           ==========       =======        =======        ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                         Federated Insurance Series
                          ----------------------------------------------------------------------------------------
                             American Leaders Fund II      High Income Bond Fund II         Utility Fund II
                          ------------------------------ ---------------------------- ----------------------------
                                                                        Period from                  Period from
                           Year ended     Period from     Year ended  May 11, 1999 to  Year ended  July 8, 1999 to
                          December 31, April 23, 1999 to December 31,  December 31,   December 31,  December 31,
                              2000     December 31, 1999     2000          1999           2000          1999
                          ------------ ----------------- ------------ --------------- ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............    $ (3,627)        (1,030)        18,536           (792)        2,464         (1,059)
 Net realized gain
  (loss)................      (3,648)        (2,562)        (7,077)          (137)         (649)          (314)
 Unrealized appreciation
  (depreciation) on
  investments...........      18,395          3,572        (42,272)         1,251       (53,694)           356
 Capital gain
  distributions.........       8,225            --             --             --          5,006            --
                            --------        -------        -------        -------       -------        -------
 Increase (decrease) in
  net assets from
  operations............      19,345            (20)       (30,813)           322       (46,873)        (1,017)
                            --------        -------        -------        -------       -------        -------
From capital
 transactions:
 Net premiums...........     522,124        203,647         83,632        190,800       285,303        236,827
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........         --             --             --             --         (3,769)           --
 Surrenders.............     (23,904)           --          (2,394)           --        (21,412)           --
 Administrative expenses
  (note 3)..............         (70)           --             (28)           --            (38)           --
 Transfer gain (loss)
  and transfer fees
  (note 3)..............      (1,611)           (97)           221            (67)         (327)           586
 Transfers (to) from the
  Guarantee Account.....      91,916          2,977         18,785          4,096        64,897          4,773
 Interfund transfers....     (30,026)        19,610         28,266            --        (27,247)           --
                            --------        -------        -------        -------       -------        -------
 Increase (decrease) in
  net assets from
  capital transactions..     558,429        226,137        128,482        194,829       297,407        242,186
                            --------        -------        -------        -------       -------        -------
Increase (decrease) in
 net assets.............     577,774        226,117         97,669        195,151       250,534        241,169
Net assets at beginning
 of year................     226,117            --         195,151            --        241,169            --
                            --------        -------        -------        -------       -------        -------
Net assets at end of
 year...................    $803,891        226,117        292,820        195,151       491,703        241,169
                            ========        =======        =======        =======       =======        =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                               Janus Aspen Series
                          -------------------------------------------------------------
                                Balanced Portfolio        Aggressive Growth Portfolio
                          ------------------------------ ------------------------------
                                          Period from                    Period from
                           Year ended  April 12, 1999 to  Year ended  April 23, 1999 to
                          December 31,   December 31,    December 31,   December 31,
                              2000           1999            2000           1999
                          ------------ ----------------- ------------ -----------------
Increase (decrease) in
net assets
From operations:
 Net investment income
  (expense).............   $  (11,672)        19,928         (89,262)        (8,000)
 Net realized gain
  (loss)................        7,453         33,494         107,084        130,943
 Unrealized appreciation
  (depreciation) on
  investments...........     (645,146)       207,622      (3,844,634)       881,865
 Capital gain
  distributions.........      459,875            --          788,112          1,024
                           ----------      ---------      ----------      ---------
 Increase (decrease) in
  net assets from
  operations............     (189,490)       261,044      (3,038,700)     1,005,832
                           ----------      ---------      ----------      ---------
From capital
 transactions:
 Net premiums...........    2,592,620      2,220,553       5,044,265      2,262,136
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........      (22,159)           --          (18,763)           --
 Surrenders.............     (213,197)       (14,752)       (403,123)        (6,944)
 Administrative expenses
  (note 3)..............         (741)           --             (812)           --
 Transfer gain (loss)
  and transfer fees
  (note 3)..............       (2,520)          (272)         31,955         (1,889)
 Transfers (to) from the
  Guarantee Account.....      857,154        131,476         845,912          7,412
 Interfund transfers....       62,170          6,877         516,142       (158,267)
                           ----------      ---------      ----------      ---------
 Increase (decrease) in
  net assets from
  capital transactions..    3,273,327      2,343,882       6,015,576      2,102,448
                           ----------      ---------      ----------      ---------
Increase (decrease) in
 net assets.............    3,083,837      2,604,926       2,976,876      3,108,280
Net assets at beginning
 of year................    2,604,926            --        3,108,280            --
                           ----------      ---------      ----------      ---------
Net assets at end of
 year...................   $5,688,763      2,604,926       6,085,156      3,108,280
                           ==========      =========      ==========      =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                        Janus Aspen Series (continued)
                          ------------------------------------------------------------
                                Growth Portfolio          Worldwide Growth Portfolio
                          ----------------------------- ------------------------------
                                          Period from                   Period from
                           Year ended   May 11, 1999 to  Year ended  April 23, 1999 to
                          December 31,   December 31,   December 31,   December 31,
                              2000           1999           2000           1999
                          ------------  --------------- ------------ -----------------
Increase (decrease) in
net assets
From operations:
 Net investment income
  (expense).............  $   (41,349)        (2,372)       (40,613)        (3,776)
 Net realized gain
  (loss)................       10,970         21,250         40,200         26,067
 Unrealized appreciation
  (depreciation) on
  investments...........   (1,012,431)       159,025     (1,190,191)       310,611
 Capital gain
  distributions.........      267,474            193        300,416            --
                          -----------      ---------     ----------      ---------
 Increase (decrease) in
  net assets from
  operations............     (775,336)       178,096       (890,188)       332,902
                          -----------      ---------     ----------      ---------
From capital
 transactions:
 Net premiums...........    3,134,823      1,009,031      2,875,338      1,233,902
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........       (4,276)           --         (22,309)           --
 Surrenders.............      (73,660)          (228)       (71,617)        (2,435)
 Administrative expenses
  (note 3)..............         (517)           --            (296)           --
 Transfer gain (loss)
  and transfer fees
  (note 3)..............       (7,310)         2,240          4,794            (19)
 Transfers (to) from the
  Guarantee Account.....      597,679         31,422        631,772         16,024
 Interfund transfers....     (137,936)        72,918        (24,707)        43,042
                          -----------      ---------     ----------      ---------
 Increase (decrease) in
  net assets from
  capital transactions..    3,508,803      1,115,383      3,392,975      1,290,514
                          -----------      ---------     ----------      ---------
Increase (decrease) in
 net assets.............    2,733,467      1,293,479      2,502,787      1,623,416
Net assets at beginning
 of year................    1,293,479            --       1,623,416            --
                          -----------      ---------     ----------      ---------
Net assets at end of
 year...................  $ 4,026,946      1,293,479      4,126,203      1,623,416
                          ===========      =========     ==========      =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                       Janus Aspen Series (continued)
                          ----------------------------------------------------------------------------------------
                                                           International Growth
                           Flexible Income Portfolio            Portfolio           Capital Appreciation Portfolio
                          ---------------------------- ---------------------------- ------------------------------
                                         Period from                  Period from
                           Year ended  May 21, 1999 to  Year ended  May 26, 1999 to  Year ended     Period from
                          December 31,  December 31,   December 31,  December 31,   December 31, April 29, 1999 to
                              2000          1999           2000          1999           2000     December 31, 1999
                          ------------ --------------- ------------ --------------- ------------ -----------------
Increase (decrease) in
net assets
From operations:
 Net investment income
  (expense).............    $   472         2,773         (15,455)         (831)        (46,565)        (9,366)
 Net realized gain
  (loss)................     (1,062)           70          (4,035)       14,943          92,586         48,923
 Unrealized appreciation
  (depreciation) on
  investments...........      1,390        (2,145)       (639,252)       82,593      (1,485,680)       686,260
 Capital gain
  distributions.........      3,555            98          82,813           --           45,609          5,942
                            -------        ------       ---------       -------      ----------      ---------
 Increase (decrease) in
  net assets from
  operations............      4,355           796        (575,929)       96,705      (1,394,050)       731,759
                            -------        ------       ---------       -------      ----------      ---------
From capital
 transactions:
 Net premiums...........     17,959        64,850       1,931,331       219,408       3,793,276      2,582,488
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........     (2,564)          --              --            --          (19,637)           --
 Surrenders.............     (3,501)         (205)        (33,070)         (248)       (222,513)       (37,429)
 Administrative expenses
  (note 3)..............        (21)          --             (105)          --             (994)           --
 Transfer gain (loss)
  and transfer fees
  (note 3)..............        (21)            6           2,790           (18)         15,986         (2,697)
 Transfers (to) from the
  Guarantee Account.....     14,319         4,773         411,424           --          681,022         43,093
 Interfund transfers....     (1,990)          --          328,897         7,774        (146,050)        71,513
                            -------        ------       ---------       -------      ----------      ---------
 Increase (decrease) in
  net assets from
  capital transactions..     24,181        69,424       2,641,267       226,916       4,101,090      2,656,968
                            -------        ------       ---------       -------      ----------      ---------
Increase (decrease) in
 net assets.............     28,536        70,220       2,065,338       323,621       2,707,040      3,388,727
Net assets at beginning
 of year................     70,220           --          323,621           --        3,388,727            --
                            -------        ------       ---------       -------      ----------      ---------
Net assets at end of
 year...................    $98,756        70,220       2,388,959       323,621       6,095,767      3,388,727
                            =======        ======       =========       =======      ==========      =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                            Alger American Fund
                         ----------------------------------------------------------
                            Small Capitalization
                                  Portfolio            LargeCap Growth Portfolio
                         --------------------------- ------------------------------
                                       Period from
                          Year ended  May 6, 1999 to  Year ended     Period from
                         December 31,  December 31,  December 31, April 29, 1999 to
                             2000          1999          2000     December 31, 1999
                         ------------ -------------- ------------ -----------------
Increase (decrease) in
net assets
From operations:
 Net investment income
  (expense).............  $ (10,534)      (1,488)       (13,426)        (3,146)
 Net realized gain
  (loss)................    (41,574)      14,121         11,334         (1,623)
 Unrealized appreciation
  (depreciation) on
  investments...........   (500,225)      75,993       (329,907)       102,963
 Capital gain
  distributions.........    242,875          124        122,367          2,305
                          ---------      -------      ---------        -------
  Increase (decrease) in
   net assets from
   operations...........   (309,458)      88,750       (209,632)       100,499
                          ---------      -------      ---------        -------
From capital
 transactions:
 Net premiums...........    673,890      342,557        588,297        596,768
 Transfers (to) from the
  general account of GE
  Capital Life:
  Death Benefits........        --           --             --             --
  Surrenders............    (11,507)      (2,574)       (23,480)       (25,065)
  Administrative
   expenses (note 3)....        (77)         --             (91)           --
  Transfer gain (loss)
   and transfer fees
   (note 3).............        299         (510)        (2,586)          (564)
 Transfers (to) from the
  Guarantee Account.....    136,675          900         59,798          2,000
 Interfund transfers....     36,063      (45,000)       (25,852)        18,593
                          ---------      -------      ---------        -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........    835,343      295,373        596,086        591,732
                          ---------      -------      ---------        -------
Increase (decrease) in
 net assets.............    525,885      384,123        386,454        692,231
Net assets at beginning
 of year................    384,123          --         692,231            --
                          ---------      -------      ---------        -------
Net assets at end of
 year...................  $ 910,008      384,123      1,078,685        692,231
                          =========      =======      =========        =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                        PBHG Insurance Series Fund, Inc.
                         ---------------------------------------------------------------
                          PBHG Large Cap Growth Portfolio     PBHG Growth II Portfolio
                         ---------------------------------- ----------------------------
                                           Period from                     Period from
                          Year ended  September 21, 1999 to  Year ended  July 2, 1999 to
                         December 31,     December 31,      December 31,  December 31,
                             2000             1999              2000          1999
                         ------------ --------------------- ------------ ---------------
Increase (decrease) in
net assets
From operations:
 Net investment income
  (expense).............  $   (8,413)          (127)           (10,794)         (481)
 Net realized gain
  (loss)................        (349)         1,640             21,523           139
 Unrealized appreciation
  (depreciation) on
  investments...........    (182,284)        15,224           (372,036)       45,866
 Capital gain
  distributions.........      20,225            --              21,546           --
                          ----------         ------          ---------       -------
  Increase (decrease) in
   net assets from
   operations...........    (170,821)        16,737           (339,761)       45,524
                          ----------         ------          ---------       -------
From capital
 transactions:
 Net premiums...........     885,263         38,573            862,385        81,571
 Transfers (to) from the
  general account of GE
  Capital Life:
  Death Benefits........         --             --                 --            --
  Surrenders............        (886)           --                (793)          --
  Administrative
   expenses (note 3)....         (25)           --                 (82)          --
  Transfer gain (loss)
   and transfer fees
   (note 3).............       1,453             19               (364)          (12)
 Transfers (to) from the
  Guarantee Account.....     214,723          5,673            140,107           100
 Interfund transfers....     158,106          1,017            164,609        13,084
                          ----------         ------          ---------       -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........   1,258,634         45,282          1,165,862        94,743
                          ----------         ------          ---------       -------
Increase (decrease) in
 net assets.............   1,087,813         62,019            826,101       140,267
Net assets at beginning
 of year................      62,019            --             140,267           --
                          ----------         ------          ---------       -------
Net assets at end of
 year...................  $1,149,832         62,019            966,368       140,267
                          ==========         ======          =========       =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                  Goldman Sachs Variable Insurance Trust
                         ---------------------------------------------------------
                            Growth and Income Fund         Mid Cap Value Fund
                         ---------------------------- ----------------------------
                                        Period from                  Period from
                          Year ended  May 14, 1999 to  Year ended  May 14, 1999 to
                         December 31,  December 31,   December 31,  December 31,
                             2000          1999           2000          1999
                         ------------ --------------- ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............   $ (2,097)         336           (650)           976
 Net realized gain
  (loss)................       (122)        (951)        (2,036)        (5,954)
 Unrealized appreciation
  (depreciation) on
  investments...........    (15,562)       2,324        153,996        (13,066)
 Capital gain
  distributions.........        --           --          21,504            --
                           --------       ------        -------        -------
  Increase (decrease) in
   net assets from
   operations...........    (17,781)       1,709        172,814        (18,044)
                           --------       ------        -------        -------
From capital
 transactions:
 Net premiums...........    259,268       64,621        307,826        278,409
 Transfers (to) from the
  general account of GE
  Capital Life:
  Death Benefits........        --           --             --             --
  Surrenders............    (19,209)         --         (26,666)           --
  Administrative
   expenses (note 3)....        (29)         --             (68)           --
  Transfer gain (loss)
   and transfer fees
   (note 3).............       (177)         265            355            680
 Transfers (to) from the
  Guarantee Account.....     37,358        1,488         81,489         15,173
 Interfund transfers....     35,947       (7,962)       123,139        (11,233)
                           --------       ------        -------        -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........    313,158       58,412        486,075        283,029
                           --------       ------        -------        -------
Increase (decrease) in
 net assets.............    295,377       60,121        658,889        264,985
Net assets at beginning
 of year................     60,121          --         264,985            --
                           --------       ------        -------        -------
Net assets at end of
 year...................   $355,498       60,121        923,874        264,985
                           ========       ======        =======        =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                 Salomon Brothers Variable Series Fund Inc.
                             ---------------------------------------------------
                              Strategic Bond      Investors
                                   Fund             Fund       Total Return Fund
                             ----------------- --------------- -----------------
                                                 Period from
                                Period from    May 15, 2000 to    Period from
                             August 9, 2000 to  December 31,   April 28, 2000 to
                             December 31, 2000      2000       December 31, 2000
                             ----------------- --------------- -----------------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)................       $  415              259              732
 Net realized gain (loss)..          --                11               70
 Unrealized appreciation
  (depreciation) on
  investments..............         (222)            (335)             322
 Capital gain
  distributions............          --             1,911              --
                                  ------           ------           ------
  Increase (decrease) in
   net assets from
   operations..............          193            1,846            1,124
                                  ------           ------           ------
From capital transactions:
 Net premiums..............        7,500           37,028           25,356
 Transfers (to) from the
  general account of GE
  Capital Life:
  Death Benefits...........          --               --               --
  Surrenders...............          --              (414)            (981)
  Administrative expenses
   (note 3)................          --               --               --
  Transfer gain (loss) and
   transfer fees (note 3)..          --               (35)              (2)
 Transfers (to) from the
  Guarantee Account........          --             7,924            7,314
 Interfund transfers.......          --            20,000           (1,715)
                                  ------           ------           ------
  Increase (decrease) in
   net assets from capital
   transactions............        7,500           64,503           29,972
                                  ------           ------           ------
Increase (decrease) in net
 assets....................        7,693           66,349           31,096
Net assets at beginning of
 year......................          --               --               --
                                  ------           ------           ------
Net assets at end of year..       $7,693           66,349           31,096
                                  ======           ======           ======

                See accompanying notes to financial statements.

                      GE Capital Life Separate Account II

                         Notes to Financial Statements

                               December 31, 2000

(1) Description of Entity

  GE Capital Life Separate Account II (the Account) is a separate investment account established in 1996 by GE Capital Life Assurance Company of New York (GE Capital Life) and is incorporated in New York. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account began selling flexible premium variable deferred annuities in 1999 and is used to fund certain benefits for flexible premium variable deferred annuity policies issued by GE Capital Life. GE Capital Life is a stock life insurance company incorporated in New York on February 23, 1988. GE Capital Life is a wholly-owned subsidiary of General Electric Capital Assurance Company. General Electric Capital Assurance Company is an indirect, wholly-owned subsidiary of General Electric Capital Corporation (GE Capital). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

  In October 2000, the Alger American Fund changed the name of its Growth Portfolio to the LargeCap Growth Portfolio.

  In May 2000, GE Investments Funds, Inc. changed the name of its Value Equity Fund to the Mid-Cap Value Equity Fund.

  In February 2000, four new investment subdivisions were added to the Account. The Premier Growth Equity Fund invests solely in a designated portfolio of the GE Investments Funds, Inc. The Strategic Bond Fund, the Investors Fund, and the Total Return Fund each invest solely in a designated portfolio of the Salomon Brothers Variable Series Fund Inc. All designated portfolios described above are series type mutual funds.

(2) Summary of Significant Accounting Policies

 (a) Investments

  Investments are stated at fair value, which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

  The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2000 were:

                                                           Cost of    Proceeds
                                                            Shares      from
Fund/Portfolio                                             Acquired  Shares Sold
--------------                                            ---------- -----------
GE Investments Funds, Inc.:
 S&P 500 Index Fund...................................... $5,882,143 $1,125,179
 Money Market Fund.......................................  7,653,411  5,292,846
 Total Return Fund.......................................    354,212     46,760
 International Equity Fund...............................    179,180     14,216
 Real Estate Securities Fund.............................     69,353      3,692
 Global Income Fund......................................    101,447     43,839
 Mid-Cap Value Equity Fund...............................    346,107     95,486
 Income Fund.............................................    249,026     41,913
 U.S. Equity Fund........................................    491,881    101,518
 Premier Growth Equity Fund..............................    292,722      1,289
Variable Insurance Products Fund:
 Equity-Income Portfolio.................................    745,055    184,449
 Growth Portfolio........................................  2,382,298    416,540
 Overseas Portfolio......................................    557,241    140,069

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2000


(2) Summary of Significant Accounting Policies -- Continued

                                                           Cost of    Proceeds
                                                            Shares      from
Fund/Portfolio                                             Acquired  Shares Sold
--------------                                            ---------- -----------
Variable Insurance Products Fund II:
 Asset Manager Portfolio................................. $  271,715  $  80,337
 Contrafund Portfolio....................................  2,761,546    381,398
Variable Insurance Products Fund III:
 Growth & Income Portfolio...............................  1,218,025    407,118
 Growth Opportunties Portfolio...........................    624,947    163,172
Oppenheimer Variable Account Funds:
 High Income Fund/VA.....................................    447,426    175,300
 Bond Fund/VA............................................    742,367    163,146
 Aggressive Growth Fund/VA...............................  2,416,738    431,848
 Capital Appreciation Fund/VA............................  1,206,457    139,795
 Multiple Strategies Fund/VA.............................    342,577     70,854
Federated Insurance Series:
 American Leaders Fund II................................    743,377    180,137
 High Income Bond Fund II................................    215,669     68,618
 Utility Fund II.........................................    381,566     76,605
Janus Aspen Series:
 Balanced Portfolio......................................  4,448,025    727,730
 Aggressive Growth Portfolio.............................  8,932,444  2,227,951
 Growth Portfolio........................................  4,548,760    812,637
 Worldwide Growth Portfolio..............................  4,331,543    680,807
 Flexible Income Portfolio...............................    109,874     81,655
 International Growth Portfolio..........................  3,265,974    556,471
 Capital Appreciation Portfolio..........................  5,350,274  1,251,722
Alger American Fund:
 Small Capitalization Portfolio..........................  1,233,275    173,718
 LargeCap Growth Portfolio...............................  1,078,368    373,196
PBHG Insurance Series Fund, Inc.:
 PBHG Large Cap Growth Portfolio.........................  1,471,415    200,545
 PBHG Growth II Portfolio................................  1,597,492    420,529
Goldman Sachs Variable Insurance Trust:
 Growth and Income Fund..................................    359,056     47,878
 Mid Cap Value Fund......................................    640,337    133,162
Salomon Brothers Variable Series Fund Inc:
 Strategic Bond Fund.....................................      7,957         40
 Investors Fund..........................................     75,005      8,309
 Total Return Fund.......................................     33,978      3,263

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2000


(2) Summary of Significant Accounting Policies -- Continued

 (b) Capital Transactions

  The increase (decrease) in outstanding units from capital transactions for the years or lesser periods ended December 31, 2000 and 1999 are as follows:

                                                       GE Investments Funds, Inc.
                    -------------------------------------------------------------------------------------------------------
                    S&P 500   Money    Total   International Real Estate Global    Mid-Cap             U.S.      Premier
                     Index    Market   Return     Equity     Securities  Income  Value Equity Income  Equity  Growth Equity
                     Fund      Fund     Fund       Fund         Fund      Fund       Fund      Fund    Fund       Fund
                    -------  --------  ------  ------------- ----------- ------  ------------ ------  ------  -------------
Units outstanding
 at December 31,
 1998.............      --        --      --         --           --        --         --        --      --         --
                    -------  --------  ------     ------        -----    ------     ------    ------  ------     ------
From capital
 transactions:
 Net premiums.....  163,108   180,071   7,072      2,208          209     6,443     11,804    15,562  17,576        --
 Transfers (to)
  from the general
  account of GE
  Capital Life:
 Surrenders.......     (370)      (20)    (19)       --           --        (20)       --        --     (132)       --
 Transfers (to)
  from the
  Guarantee
  Account.........    9,068    (4,950)    487        --           --        --         --      1,714    (335)       --
 Interfund
  transfers.......      548   (13,111)     92        --           --        --      (1,179)   (1,198)  9,118        --
                    -------  --------  ------     ------        -----    ------     ------    ------  ------     ------
Net increase
 (decrease) in
 units from
 capital
 transactions.....  172,354   161,990   7,632      2,208          209     6,423     10,625    16,078  26,227        --
                    -------  --------  ------     ------        -----    ------     ------    ------  ------     ------
Units outstanding
 at December 31,
 1999.............  172,354   161,990   7,632      2,208          209     6,423     10,625    16,078  26,227        --
                    -------  --------  ------     ------        -----    ------     ------    ------  ------     ------
From capital
 transactions:
 Net premiums.....  273,230   428,354  12,389     12,469        2,721     5,389     19,923     8,234  17,587     22,237
 Transfers (to)
  from the general
  account of GE
  Capital Life:
  Death benefits..      --        --      --         --           --        --         --        --      --         --
  Surrenders......  (19,061)   (7,296)   (525)      (281)        (135)      (82)    (1,328)     (759) (2,504)       (55)
  Administrative
   expenses (note
   3).............      (42)       (9)     (7)       --           --         (1)        (5)       (3)     (6)       --
 Transfers (to)
  from the
  Guarantee
  Account.........  103,038     7,480   8,334        693        1,188       925      4,284     8,208  11,869      5,898
 Interfund
  transfers.......   19,478  (185,537)  4,299        --         2,544       (77)    (1,504)    2,476   2,306        --
                    -------  --------  ------     ------        -----    ------     ------    ------  ------     ------
Net increase
 (decrease) in
 units from
 capital
 transactions.....  376,643   242,992  24,490     12,881        6,318     6,154     21,370    18,156  29,252     28,080
                    -------  --------  ------     ------        -----    ------     ------    ------  ------     ------
Units outstanding
 at December 31,
 2000.............  548,997   404,982  32,122     15,089        6,527    12,577     31,995    34,234  55,479     28,080
                    =======  ========  ======     ======        =====    ======     ======    ======  ======     ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2000


(2) Summary of Significant Accounting Policies -- Continued

                               Variable Insurance        Variable Insurance    Variable Insurance
                                  Products Fund           Products Fund II      Products Fund III
                          ----------------------------- -------------------- -----------------------
                           Equity                         Asset              Growth &     Growth
                           Income    Growth   Overseas   Manager  Contrafund  Income   Opportunities
                          Portfolio Portfolio Portfolio Portfolio Portfolio  Portfolio   Portfolio
                          --------- --------- --------- --------- ---------- --------- -------------
Units outstanding at
 December 31, 1998......      --         --       --        --         --        --          --
                           ------    -------   ------    ------    -------    ------      ------
From capital
 transactions:
 Net premiums...........   47,976     44,397   10,084    10,584     92,901    14,434      43,432
 Transfers (to) from the
  general account of GE
  Capital Life:
  Surrenders............     (784)      (390)     --        --      (1,003)     (674)       (399)
 Transfers (to) from the
  Guarantee Account.....      818      1,193      --        --       3,005     1,168         619
 Interfund transfers....      123      1,488      --        --       2,734    (1,918)     (1,764)
                           ------    -------   ------    ------    -------    ------      ------
Net increase (decrease)
 in units from capital
 transactions...........   48,133     46,688   10,084    10,584     97,637    13,010      41,888
                           ------    -------   ------    ------    -------    ------      ------
Units outstanding at
 December 31, 1999......   48,133     46,688   10,084    10,584     97,637    13,010      41,888
                           ------    -------   ------    ------    -------    ------      ------
From capital
 transactions:
 Net premiums...........   36,559     98,379   32,832    17,048    128,094    62,406      30,835
 Transfers (to) from the
  general account of GE
  Capital Life:
  Death benefits........      --         --       --        --         --        --          --
  Surrenders............   (2,977)    (3,236)  (1,207)     (178)    (6,730)   (8,070)     (2,909)
  Administrative
   expenses (note 3)....      (17)       (16)      (2)       (5)       (30)       (9)        (10)
 Transfers (to) from the
  Guarantee Account.....   12,496     28,046    1,668     2,653     41,846    13,510      10,460
 Interfund transfers....    2,966      1,278     (899)   (3,264)     8,348     2,910       2,357
                           ------    -------   ------    ------    -------    ------      ------
Net increase (decrease)
 in units from capital
 transactions...........   49,027    124,451   32,392    16,254    171,528    70,747      40,733
                           ------    -------   ------    ------    -------    ------      ------
Units outstanding at
 December 31, 2000......   97,160    171,139   42,476    26,838    269,165    83,757      82,621
                           ======    =======   ======    ======    =======    ======      ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2000


(2) Summary of Significant Accounting Policies -- Continued

                                  Oppenheimer Variable Account Funds            Federated Insurance Series
                          ---------------------------------------------------- ----------------------------
                           High             Aggressive   Capital     Multiple  American    High
                          Income    Bond      Growth   Appreciation Strategies Leaders  Income Bond Utility
                          Fund/VA  Fund/VA   Fund/VA     Fund/VA     Fund/VA   Fund II    Fund II   Fund II
                          -------  -------  ---------- ------------ ---------- -------- ----------- -------
Units outstanding at
 December 31, 1998......     --       --         --          --          --        --        --        --
                          ------   ------    -------      ------      ------    ------    ------    ------
From capital
 transactions:
 Net premiums...........  16,215   40,178      9,290       6,840       4,613    18,504    19,575    21,569
 Transfers (to) from the
  general account of GE
  Capital Life:
 Surrenders.............     (21)     (21)       --          --         (100)      --        --        --
 Transfers (to) from the
  Guarantee Account.....     765    2,579        245          17         142       270       420       435
 Interfund transfers....   1,282      524     (1,179)        --          --      1,782       --        --
                          ------   ------    -------      ------      ------    ------    ------    ------
Net increase (decrease)
 in units from capital
 transactions...........  18,241   43,260      8,356       6,857       4,655    20,556    19,995    22,004
                          ------   ------    -------      ------      ------    ------    ------    ------
Units outstanding at
 December 31, 1999......  18,241   43,260      8,356       6,857       4,655    20,556    19,995    22,004
                          ------   ------    -------      ------      ------    ------    ------    ------
From capital
 transactions:
 Net premiums...........  26,691   43,782     72,542      50,733      15,232    48,293     8,782    26,798
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death benefits.........     --       --         --          --          --        --        --       (354)
 Surrenders.............  (5,021)  (5,131)    (1,350)     (1,593)       (314)   (2,211)     (251)   (2,011)
 Administrative expenses
  (note 3)..............      (4)      (6)        (9)         (3)         (4)       (6)       (3)       (4)
 Transfers (to) from the
  Guarantee Account.....   6,403    9,737     11,658      13,505       4,502     8,502     1,973     6,096
 Interfund transfers....  (1,324)   6,493     10,781       4,997       3,603    (2,777)    2,969    (2,559)
                          ------   ------    -------      ------      ------    ------    ------    ------
Net increase (decrease)
 in units from capital
 transactions...........  26,745   54,875     93,622      67,639      23,019    51,801    13,470    27,966
                          ------   ------    -------      ------      ------    ------    ------    ------
Units outstanding at
 December 31, 2000......  44,986   98,135    101,978      74,496      27,674    72,357    33,465    49,970
                          ======   ======    =======      ======      ======    ======    ======    ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2000


(2) Summary of Significant Accounting Policies -- Continued

                                                 Janus Aspen Series                                 Alger American Fund
                    ----------------------------------------------------------------------------- ------------------------
                              Aggressive           Worldwide Flexible  International   Capital        Small      LargeCap
                    Balanced    Growth    Growth    Growth    Income      Growth     Appreciation Capitalization  Growth
                    Portfolio Portfolio  Portfolio Portfolio Portfolio   Portfolio    Portfolio     Portfolio    Portfolio
                    --------- ---------- --------- --------- --------- ------------- ------------ -------------- ---------
Units outstanding
 at December 31,
 1998.............       --        --         --        --       --           --           --            --          --
                     -------   -------    -------   -------    -----      -------      -------        ------      ------
From capital
 transactions:
 Net premiums.....   176,382   130,319     73,975    96,528    6,400       18,725      174,188        30,419      47,771
 Transfers (to)
  from the general
  account of GE
  Capital Life:
  Surrenders......    (1,172)     (400)       (17)     (190)     (20)         (21)      (2,525)         (229)     (2,006)
 Transfers (to)
  from the
  Guarantee
  Account.........    10,443       427      2,304     1,254      471          --         2,907            80         160
 Interfund
  transfers.......       546    (9,118)     5,346     3,367      --           663        4,823        (3,996)      1,488
                     -------   -------    -------   -------    -----      -------      -------        ------      ------
Net increase
 (decrease) in
 units from
 capital
 transactions.....   186,199   121,228     81,608   100,959    6,851       19,367      179,393        26,274      47,413
                     -------   -------    -------   -------    -----      -------      -------        ------      ------
Units outstanding
 at December 31,
 1999.............   186,199   121,228     81,608   100,959    6,851       19,367      179,393        26,274      47,413
                     -------   -------    -------   -------    -----      -------      -------        ------      ------
From capital
 transactions:
 Net premiums.....   186,633   195,359    196,176   176,225    1,739      112,082      204,833        48,805      39,797
 Transfers (to)
  from the general
  account of GE
  Capital Life:
  Death benefits..    (1,595)     (727)      (268)   (1,367)    (248)         --        (1,060)          --          --
  Surrenders......   (15,347)  (15,613)    (4,610)   (4,389)    (339)      (1,919)     (12,015)         (833)     (1,588)
  Administrative
   expenses
   (note 3).......       (53)      (31)       (32)      (18)      (2)          (6)         (54)           (6)         (6)
 Transfers (to)
  from the
  Guarantee
  Account.........    61,703    32,761     37,402    38,721    1,387       23,877       36,775         9,898       4,045
 Interfund
  transfers.......     4,475    19,990     (8,632)   (1,514)    (193)      19,087       (7,887)        2,612      (1,749)
                     -------   -------    -------   -------    -----      -------      -------        ------      ------
Net increase
 (decrease) in
 units from
 capital
 transactions.....   235,816   231,739    220,036   207,658    2,344      153,121      220,592        60,476      40,499
                     -------   -------    -------   -------    -----      -------      -------        ------      ------
Units outstanding
 at December 31,
 2000.............   422,015   352,967    301,644   308,617    9,195      172,488      399,985        86,750      87,912
                     =======   =======    =======   =======    =====      =======      =======        ======      ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2000


(2) Summary of Significant Accounting Policies -- Continued

                             PBHG Insurance    Goldman Sachs Variable        Salomon Brothers Variable
                           Series Fund, Inc.       Insurance Trust                Series Fund Inc.
                          -------------------- ---------------------------   --------------------------
                          PBHG Large   PBHG                     Mid Cap                          Total
                          Cap Growth Growth II  Growth and       Value       Strategic Investors Return
                          Portfolio  Portfolio  Income Fund      Fund        Bond Fund   Fund     Fund
                          ---------- --------- -------------   -----------   --------- --------- ------
Units outstanding at
 December 31, 1998......       --        --              --            --       --         --      --
                            ------    ------     -----------   -----------      ---      -----   -----
From capital
 transactions:
 Net premiums...........     3,049     6,071           6,743        27,796      --         --      --
 Transfers (to) from the
  general account of GE
  Capital Life:
  Surrenders............       --        --              --            --       --         --      --
 Transfers (to) from the
  Guarantee Account.....       448         7             155         1,515      --         --      --
 Interfund transfers....        80       974            (831)       (1,121)     --         --      --
                            ------    ------     -----------   -----------      ---      -----   -----
Net increase (decrease)
 in units from capital
 transactions...........     3,577     7,052           6,067        28,190      --         --      --
                            ------    ------     -----------   -----------      ---      -----   -----
Units outstanding at
 December 31, 1999......     3,577     7,052           6,067        28,190      --         --      --
                            ------    ------     -----------   -----------      ---      -----   -----
From capital
 transactions:
 Net premiums...........    45,562    38,518          26,542        30,324      727      3,202   2,427
 Transfers (to) from the
  general account of GE
  Capital Life:
  Death benefits........       --        --              --            --       --         --      --
  Surrenders............       (46)      (35)         (1,966)       (2,627)     --         (36)    (94)
  Administrative
   expenses (note 3)....        (1)       (4)             (3)           (7)     --         --      --
 Transfers (to) from the
  Guarantee Account.....    11,051     6,258           3,824         8,028      --         685     700
 Interfund transfers....     8,137     7,352           3,680        12,131      --       1,729    (164)
                            ------    ------     -----------   -----------      ---      -----   -----
Net increase (decrease)
 in units from capital
 transactions...........    64,703    52,089          32,077        47,849      727      5,580   2,869
                            ------    ------     -----------   -----------      ---      -----   -----
Units outstanding at
 December 31, 2000......    68,280    59,141          38,144        76,039      727      5,580   2,869
                            ======    ======     ===========   ===========      ===      =====   =====

 (c) Federal Income Taxes

  The Account is not taxed separately because the operations of the Account are part of the total operations of GE Capital Life. GE Capital Life is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Capital Life is included in the General Electric Capital Assurance Company consolidated federal income tax return. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

 (d) Use of Estimates

  Financial statements prepared in conformity with generally accepted in the United States of America accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Related Party Transactions

  The premiums transferred from GE Capital Life to the Account represent gross premiums recorded by GE Capital Life on its flexible variable deferred annuity products. If a policy is surrendered or lapses during the first six years, a charge is made by GE Capital Life to cover the expenses of issuing the policy. In addition, surrender charges are assessed against payments made upon the maturity date if the maturity date occurs before the premium payments have been in the policy for seven years. Subject to certain limitations, the charge generally equals 6% of the premium withdrawn in the first four years, and this charge decreases 2% per year for every year thereafter.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2000


(3) Related Party Transactions -- Continued

  GE Capital Life will deduct a charge of $25 plus .15% per year from the Account for certain administrative charges. In addition, GE Capital Life charges the Account 1.25% for the mortality and expense (M&E) risk that GE Capital Life assumes. The basis points charged to cover administrative expenses and M&E charges are assessed through the daily unit value calculation. The stated dollar fee charged to cover certain other administrative expenses is assessed by surrendering units.

  Capital Brokerage Corporation, an affiliate of GE Capital Life, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies and variable annuities issued by GE Capital Life.

  GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund,
 .60% for the Global Income Fund, .55% for the U.S. Equity Fund and .65% for the Mid-Cap Value Equity and Premier Growth Equity Funds.

  Certain officers and directors of GE Capital Life are also officers and directors of Capital Brokerage Corporation.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                               December 31, 2000

                  (With Independent Auditors' Report Thereon)

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                               Table of Contents

                                                                            Page
                                                                            ----

Independent Auditors' Report............................................... F-1
Balance Sheets............................................................. F-2
Statements of Income....................................................... F-3
Statements of Shareholder's Interest....................................... F-4
Statements of Cash Flows................................................... F-5
Notes to Financial Statements.............................................. F-6

                         Independent Auditors' Report

The Board of Directors
GE Capital Life Assurance Company of New York:

   We have audited the accompanying balance sheets of GE Capital Life Assurance Company of New York as of December 31, 2000 and 1999, and the related statements of income, shareholder's interest, and cash flows for each of the years in the three-year period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. As audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that out audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of GE Capital Life Assurance Company of New York as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

   As discussed in Note 15, the accompanying balance sheet as of December 31, 2000 and the related statement of shareholder's interest for the year ended December 31, 2000 have been restated.

/s/ KPMG LLP
Richmond, Virginia
January 22, 2001, except for Note 15 which is as of June 28, 2001

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                                 BALANCE SHEETS
             (Dollar amounts in millions, except per share amounts)

                                                              December 31,
                                                         ----------------------
                                                             2000        1999
ASSETS                                                   ------------- --------
                                                         (As Restated)
Investments:
 Fixed maturities available-for-sale, at fair value....    $2,079.7    $1,588.9
 Equity Securities available for sale, at fair value:
  Preferred Stock, non-redeemable......................         4.6         --
 Mortgage loans, net of valuation allowance of $1.9 and
  $1.3 at December 31, 2000 and 1999, respectively.....       329.8       265.3
 Policy loans..........................................         1.3         1.4
 Short-term investments................................        74.0         --
                                                           --------    --------
 Total investments.....................................     2,489.4     1,855.6
                                                           --------    --------
 Cash and cash equivalents.............................         2.0         4.3
 Accrued investment income.............................        50.6        37.1
 Deferred acquisition costs............................       122.4        94.8
 Intangible assets.....................................       175.0        63.6
 Deferred tax assets...................................         --         24.8
 Other assets..........................................        15.6        18.9
 Reinsurance recoverable...............................         5.6         3.6
 Separate account assets...............................        61.1        19.2
                                                           --------    --------
 Total assets..........................................    $2,921.7    $2,121.9
                                                           ========    ========
LIABILITIES AND SHAREHOLDER'S INTEREST
Liabilities:
 Future annuity and contract benefits..................    $2,294.4    $1,737.0
 Liability for policy and contract claims..............        57.7        19.1
 Unearned premiums.....................................        40.5        15.2
 Other policyholder liabilities........................        40.3        44.0
 Accounts payable and accrued expenses.................        17.9        61.8
 Deferred tax liabilities..............................        13.8         --
 Separate account liabilities..........................        61.1        19.2
                                                           --------    --------
 Total liabilities.....................................     2,525.7     1,896.3
                                                           --------    --------
Shareholder's interest:
 Net unrealized investment gains (losses)..............        29.7       (32.5)
                                                           --------    --------
 Accumulated non-owner changes in equity...............        29.7       (32.5)
 Common stock ($1,000 par value, 2,000 shares
  authorized, issued and outstanding)..................         2.0         2.0
 Additional paid-in capital............................       342.6       259.4
 Retained earnings (deficit)...........................        21.7        (3.3)
                                                           --------    --------
 Total shareholder's interest..........................       396.0       225.6
                                                           --------    --------
 Total liabilities and shareholder's interest..........    $2,921.7    $2,121.9
                                                           ========    ========

                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                              STATEMENTS OF INCOME
                          (Dollar amounts in millions)

                                                    Years Ended December 31,
                                                   ----------------------------
                                                     2000      1999      1998
                                                   --------  --------  --------
Revenues:
 Net investment income...........................  $  155.5  $  126.0  $  115.9
 Premiums........................................     113.7      79.1      83.3
 Net realized investment (losses) gains..........      (1.1)      0.3       2.5
 Other income....................................       3.0       3.4       3.0
                                                   --------  --------  --------
 Total revenues..................................     271.1     208.8     204.7
                                                   --------  --------  --------
Benefits and expenses:
 Benefits and other changes in policy reserves...     104.4      78.4      78.7
 Interest credited...............................      87.9      69.3      69.3
 Commissions.....................................      50.6      28.1      17.0
 General expenses................................      23.1      19.6       9.0
 Amortization of intangibles, net................       9.3       6.1       7.3
 Change in deferred acquisition costs, net.......     (43.7)    (23.3)     (9.8)
                                                   --------  --------  --------
 Total benefits and expenses.....................     231.6     178.2     171.5
                                                   --------  --------  --------
 Income before income taxes......................      39.5      30.6      33.2
Provision for income taxes.......................      14.5      12.5      13.7
                                                   --------  --------  --------
 Net income......................................  $   25.0  $   18.1  $   19.5
                                                   ========  ========  ========

                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                      STATEMENTS OF SHAREHOLDER'S INTEREST
                 Years ended December 31, 2000, 1999, and 1998
               (Dollar amounts in millions, except share amounts)

                                                   Accumulated
                          Common Stock  Additional  Non-owner   Total
                          -------------  Paid-In   Changes In  Retained Shareholder's
                          Shares Amount  Capital     Equity    Earnings   Interest
                          ------ ------ ---------- ----------- -------- -------------
Balances at January 1,
 1998...................  2,000  $ 2.0    $259.4     $  7.3     $ (8.4)    $260.3
Changes other than
 transactions with
 shareholder:
 Net income.............    --     --        --         --        19.5       19.5
 Net unrealized losses
  on investment
  securities (a)........    --     --        --        (0.2)       --        (0.2)
                                                                           ------
 Total changes other
  than transactions with
  shareholder...........                                                     19.3
                                                                           ------
Dividends declared......    --     --        --         --       (16.0)     (16.0)
                          -----  -----    ------     ------     ------     ------
Balances at December 31,
 1998...................  2,000    2.0     259.4        7.1       (4.9)     263.6
Changes other than
 transactions with
 shareholder:
 Net income.............    --     --        --         --        18.1       18.1
 Net unrealized losses
  on investment
  securities (a)........    --     --        --       (39.6)       --       (39.6)
                                                                           ------
 Total changes other
  than transactions with
  shareholder...........                                                    (21.5)
                                                                           ------
Dividends declared......    --     --        --         --       (16.5)     (16.5)
                          -----  -----    ------     ------     ------     ------
Balances at December 31,
 1999...................  2,000    2.0     259.4      (32.5)      (3.3)     225.6
Changes other than
 transactions with
 shareholder:
 Net income.............    --     --        --         --        25.0       25.0
 Net unrealized gains on
  investment securities
  (a)...................    --     --        --        62.2        --        62.2
                                                                           ------

 Total changes other
  than transactions with
  shareholder...........                                                     87.2
                                                                           ------

 Non-cash capital
  contribution (as
  restated).............    --     --       83.2        --         --        83.2
                          -----  -----    ------     ------     ------     ------

Balances at December 31,
 2000 (as restated).....  2,000  $ 2.0    $342.6     $ 29.7     $ 21.7     $396.0
                          =====  =====    ======     ======     ======     ======

-------
(a) Presented net of deferred taxes of $(33.5), $21.3 million and $0.1 million in 2000, 1999, and 1998, respectively.

                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                            STATEMENTS OF CASH FLOWS
                          (Dollar amounts in millions)

                                                           Years Ended
                                                          December 31,
                                                     -------------------------
                                                      2000     1999     1998
                                                     -------  -------  -------
Cash flows from operating activities:
 Net income......................................... $  25.0  $  18.1  $  19.5
 Adjustments to reconcile net income to net cash
  provided by operating activities:
 Increase in future policy benefits.................   274.6    117.6    128.5
 Charges assessed to policyholders..................    (0.1)     --       --
 Net realized investment loss (gain)................     1.1     (0.3)    (2.5)
 Amortization of investment premiums and
  discounts.........................................    (3.1)    (0.7)     4.7
 Amortization of intangibles........................     9.4      6.1      7.3
 Deferred income tax provision (benefit)............     5.1     (1.2)    (1.9)
 Change in certain assets and liabilities:
  (Increase) decrease in:
   Accrued investment income........................   (13.5)    (6.5)    (0.3)
   Deferred acquisition costs, net..................   (43.7)   (23.3)    (9.8)
   Other assets, net................................     2.7     (8.8)    (2.8)
   Increase (decrease) in:
   Other policy related balances....................    (0.2)    20.8     (3.7)
   Policy and contract claims.......................    36.3      7.2      --
   Accounts payable and accrued expenses............    29.8      1.6     10.3
                                                     -------  -------  -------
    Total adjustments...............................   298.4    112.5    129.8
                                                     -------  -------  -------
    Net cash provided by operating activities.......   323.4    130.6    149.3
                                                     -------  -------  -------
Cash flows from investing activities:
 Short-term investing activities, net...............   (74.0)     --       --
 Proceeds from sales and maturities of investments
  in securities.....................................   247.8    408.2    457.9
 Purchase of securities.............................  (444.3)  (567.5)  (498.3)
 Mortgage and policy loan originations..............   (88.5)   (93.8)   (39.7)
 Principal collected on mortgage and policy loans...    24.3     19.0     22.1
 Acquisition, net of cash...........................  (246.4)     --       --
                                                     -------  -------  -------
    Net cash used in investing activities...........  (581.1)  (234.1)   (58.0)
                                                     -------  -------  -------
Cash flows from financing activities:
 Proceeds from issuance of investment contracts.....   488.4    287.1    106.2
 Redemption and benefit payments on investment
  contracts.........................................  (233.0)  (177.6)  (171.1)
 Dividends paid to shareholder......................     --     (16.5)   (16.0)
                                                     -------  -------  -------
    Net cash provided by (used in) financing
     activities.....................................   255.4     93.0    (80.9)
                                                     -------  -------  -------
    Net increase (decrease) in cash and cash
     equivalents....................................    (2.3)   (10.5)    10.4
Cash and cash equivalents at beginning of year......     4.3     14.8      4.4
                                                     -------  -------  -------
Cash and cash equivalents at end of year............ $   2.0  $   4.3  $  14.8
                                                     =======  =======  =======

                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements
                       December 31, 2000, 1999, and 1998
                         (Dollar amounts in millions)

(1) Basis of Presentation and Summary of Significant Accounting Policies

   The accompanying financial statements include the historical operations and accounts of GE Capital Life Assurance Company of New York ("GECLA-NY" or the "Company").

   GE Capital Life Assurance Company of New York is a wholly-owned subsidiary of General Electric Capital Assurance Company ("GE Capital Assurance"), which, in turn, is wholly-owned by GE Financial Assurance Holdings, Inc. ("GE Financial Assurance"). Prior to January 1, 1999, the Company was a majority owned subsidiary of GE Capital Assurance. The remaining minority interest was owned by Great Northern Insured Annuity Corporation ("GNIAC"), which was also a wholly- owned subsidiary of GE Capital Assurance. On January 1, 1999, GNIAC merged with and into its parent company, GE Capital Assurance.

 Basis of Presentation

   These financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts may have been reclassified to conform to the current year presentation.

 Products

   The Company sells a variety of insurance and investment-related products. Its operations are in two business segments: (i) Wealth Accumulation and Transfer, and (ii) Lifestyle Protection and Enhancement.

   Wealth Accumulation and Transfer products are investment vehicles and insurance contracts intended to increase the policyholder's wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death. The Company's principal product lines under the Wealth Accumulation and Transfer segment are deferred annuities, structured settlements, immediate annuities, and variable annuities.

   Lifestyle Protection and Enhancement products are products intended to protect accumulated wealth and income from the financial drain of unforseen events. The Company's principal product line under the Lifestyle Protection and Enhancement segment is long-term care insurance.

   The Company markets and sells products in the State of New York through financial institutions and various agencies. During 2000, 1999, and 1998, 82%, 92%, and 96%, respectively, of product sales were distributed through five financial institutions, including one financial institution, which accounted for 51%, 60%, and 68%, respectively, of total product sales.

 Revenues

   Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification. Premiums on long-duration insurance products are recognized as earned when due or, in the case of life contingent immediate annuities, when the contracts are issued. Premiums received under annuity contracts without significant mortality risk are not reported as revenues but as liabilities for future annuity and contract benefits. Variable product fees are charged to variable annuity policyholders based upon the daily net assets of the policyholders' account values and are recognized as revenue when charged. Other income consists primarily of surrender charges on certain policies. Surrender charges are recognized as income when the policy is surrendered.

 Cash Equivalents

   Certificates and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Balance Sheets and Statements of Cash Flows.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2000, 1999, and 1998
                         (Dollar amounts in millions)

(1) Basis of Presentation and Summary of Significant Accounting Policies -- Continued

 Investments

   The Company has designated its fixed maturities (bonds and notes) and its equity securities (non-redeemable preferred stock) as available-for-sale. The fair value for regularly traded fixed maturities and equity securities is based on quoted market prices, where available. For fixed maturities not regularly traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the credit quality, call features, industry sector, and maturity of the investments, as applicable.

   Changes in the market values of investments available-for-sale, net of the effect on deferred policy acquisition costs, present value of future profits, and deferred federal income taxes, are reflected as unrealized investment gains or losses in a separate component of shareholder's interest and, accordingly, have no effect on net income. Unrealized losses that are considered other than temporary are recognized in earnings through an adjustment to the amortized cost basis of the underlying securities. The Company engages in certain securities lending transactions, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the market value of the applicable securities loaned.

   Investment income on mortgage and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective method, whereby the amortized cost of the securities is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to investment income.

   Mortgage and policy loans are stated at the unpaid principal balance of such loans, net of allowances for estimated uncollectible amounts. The allowance for losses is determined primarily on the basis of management's best estimate of probable losses, including specific allowances for known troubled loans, if any.

 Intangible Assets

 (a) Present Value of Future Profits

   In conjunction with the acquisitions of life insurance companies, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called the present value of future profits ("PVFP"), represents the actuarially determined present value of the projected future cash flows from the acquired policies.

 (b) Goodwill

   Goodwill is amortized over its estimated period of benefit on the straight-line method. No amortization period exceeds 25 years. Goodwill in excess of associated expected operating cash flows is considered to be impaired and is written down to fair value.

 Deferred Acquisition Costs

   Acquisition costs include costs and expenses that vary with and are primarily related to the acquisition of insurance and investment contracts, such as commissions, direct advertising and printing, and certain support costs such as underwriting and policy issue expenses. Deferred acquisition costs capitalized are determined by actual costs and expenses incurred by product in the year of issue.

   For investment contracts, amortization of deferred acquisition cost is based on the present value of the anticipated gross profits resulting from investments, interest credited, surrender charges and other policy changes, mortality and maintenance expenses. For insurance contracts, the acquisition costs are amortized in relation to the estimated benefit payments or the present value of expected future premiums.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2000, 1999, and 1998
                         (Dollar amounts in millions)

(1) Basis of Presentation and Summary of Significant Accounting Policies -- Continued

   Deferred acquisition costs are reviewed to determine if they are recoverable from future income, including investment income, and, if not considered recoverable, are charged to expense.

 Federal Income Taxes

   The Company is included with GE Capital Assurance in a consolidated life insurance federal income tax return. Deferred taxes are allocated by applying the asset and liability method of accounting for deferred income taxes to members of the group as if each member was a separate taxpayer. Intercompany balances are settled annually.

 Reinsurance

   Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies, except for reinsurance costs for universal life products. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset that is included in other assets on the balance sheet. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

 Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for life insurance policies, accident and health, and deferred annuity contracts. The liability for insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate. The liability for deferred annuity contracts is generally equal to the policyholder's current account value.

 Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of (a) claims that have been reported to the insurer, (b) estimated claims related to insured events that have occurred but that have not been reported to the insurer, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process, and adjust claims.

 Separate Accounts

   The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality risk fees and administration charges from the variable mutual fund portfolios. The separate account assets are carried at fair value and are equivalent to the liabilities that represent the policyholders' equity in those assets.

 Accounting Pronouncement Not Yet Adopted

   The Financial Accounting Standards Board ("FASB") has issued, then subsequently amended, Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, effective for GECLA-NY on January 1, 2001. Upon adoption, all derivative instruments (including certain derivative instruments embedded in other contracts) will be recognized in the balance sheet at their fair values; changes in such fair values must be recognized immediately in earnings unless specific hedging criteria are met. Effects of qualifying changes in fair value will be recorded in equity pending recognition in earnings as offsets to the related earnings effects of the hedged items. Management estimates that, at January 1, 2001, there will be no effect on its financial statements for adopting SFAS No. 133, as amended.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2000, 1999, and 1998
                         (Dollar amounts in millions)


(2) Investments

 General

   For the years ended December 31, the sources of investment income of the Company were as follows:

                                                          2000    1999    1998
                                                         ------  ------  ------
Fixed maturities........................................ $133.8  $109.1  $101.1
Mortgage and Policy loans...............................   23.2    17.8    15.4
                                                         ------  ------  ------
Gross investment income.................................  157.0   126.9   116.5
Investment expenses.....................................   (1.5)   (0.9)   (0.6)
                                                         ------  ------  ------
Net investment income................................... $155.5  $126.0  $115.9
                                                         ======  ======  ======

   For the years ended December 31, sales proceeds and gross realized investment gains and losses resulting from the sales of investment securities available-for-sale were as follows:

                                                          2000    1999    1998
                                                         ------  ------  ------
Sales proceeds.......................................... $ 57.1  $143.0  $153.4
                                                         ------  ------  ------
Gross realized investment:
  Gains.................................................    2.3     1.1     3.2
  Losses................................................   (3.4)   (0.8)   (0.7)
                                                         ------  ------  ------
Net realized investment (losses) gains.................. $ (1.1) $  0.3  $  2.5
                                                         ======  ======  ======

   The additional proceeds from investments presented in the Company's Statements of Cash Flows result from principal collected on mortgage and asset-backed securities, maturities, calls and sinking fund payments.

   Net unrealized gains and losses on investment securities classified as available-for-sale reflected as a separate component of shareholder's interest at December 31 are summarized as follows:

                                                         2000    1999    1998
                                                        ------  ------  ------
Net unrealized gains (losses) on fixed maturities
 available-for-sale before adjustments................  $ 47.3  $(78.3) $ 23.8
Adjustments to the present value of future profits and
 deferred acquisition costs...........................    (1.6)   28.3   (12.9)
Deferred income taxes.................................   (16.0)   17.5    (3.8)
                                                        ------  ------  ------
Net unrealized gains (losses) on available-for-sale
 investment securities................................  $ 29.7  $(32.5) $  7.1
                                                        ======  ======  ======

   The change in the net unrealized gains (losses) on investment securities reported in accumulated non-owner changes in equity is as follows:

                                                          2000    1999    1998
                                                         ------  -------  -----
Net unrealized gains (losses) on investment
 securities -- beginning of year.......................  $(32.5) $   7.1  $ 7.3
Unrealized gains (losses) on investment securities --
  net of deferred taxes of $(33.1), $21.2, and $(0.8)..    61.5    (39.4)   1.4
Reclassification adjustments -- net of deferred taxes
 of $(0.4), $0.1, and $0.9.............................     0.7     (0.2)  (1.6)
                                                         ------  -------  -----
Net unrealized gain (loss) on investment securities --
  end of year..........................................  $ 29.7  $ (32.5) $ 7.1
                                                         ======  =======  =====

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2000, 1999, and 1998
                         (Dollar amounts in millions)


(2) Investments -- Continued

   At December 31, the amortized cost, gross unrealized gains and losses, and fair values of the Company's fixed maturities and equity securities available-for-sale were as follows:

                                                   Gross      Gross
                                       Amortized Unrealized Unrealized   Fair
2000                                     Cost      Gains      Losses    Value
----                                   --------- ---------- ---------- --------
Fixed maturities:
  U.S. government and agency.......... $   53.4    $ 0.1      $ --     $   53.5
  Non U.S. government.................      5.1      0.3        --          5.4
  Non U.S. corporate..................    168.4      4.2        --        172.6
  U.S. corporate......................  1,184.1      8.5        --      1,192.6
  Mortgage backed.....................    286.4     17.5        --        303.9
  Asset backed........................    335.0     16.7        --        351.7
                                       --------    -----      -----    --------
  Total fixed maturities..............  2,032.4     47.3        --      2,079.7
                                       --------    -----      -----    --------
  Non-redeemable preferred stock......      4.6      --         --          4.6
                                       --------    -----      -----    --------
    Total available-for-sale
     securities....................... $2,037.0    $47.3      $ --     $2,084.3
                                       ========    =====      =====    ========

                                                   Gross      Gross
                                       Amortized Unrealized Unrealized   Fair
1999                                     Cost      Gains      Losses    Value
----                                   --------- ---------- ---------- --------
Fixed maturities:
  U.S. government and agency.......... $   50.0    $ --       $ (9.8)  $   40.2
  Non U.S. government.................      5.1      --         (0.1)       5.0
  Non U.S. corporate..................    119.9      0.2        (5.4)     114.7
  U.S. corporate......................    940.6      2.3       (57.4)     885.5
  Mortgage backed.....................    221.0      2.2        (3.5)     219.7
  Asset backed........................    330.6      0.3        (7.1)     323.8
                                       --------    -----      ------   --------
  Total fixed maturities..............  1,667.2      5.0       (83.3)   1,588.9
                                       --------    -----      ------   --------
  Non-redeemable preferred stock......      --       --          --         --
                                       --------    -----      ------   --------
    Total available-for-sale
     securities....................... $1,667.2    $ 5.0      $(83.3)  $1,588.9
                                       ========    =====      ======   ========

   The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2000 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                             Amortized   Fair
                                                               Cost     Value
                                                             --------- --------
Due in one year or less..................................... $   77.4  $  160.7
Due after one year through five years.......................    485.3     476.4
Due after five years through ten years......................    215.6     208.7
Due after ten years.........................................    632.7     578.3
                                                             --------  --------
Subtotal....................................................  1,411.0   1,424.1
Mortgage backed securities..................................    286.4     303.9
Asset backed securities.....................................    335.0     351.7
                                                             --------  --------
  Totals.................................................... $2,032.4  $2,079.7
                                                             ========  ========

   At December 31, 2000, $71.1 of the Company's investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2000, 1999, and 1998
                         (Dollar amounts in millions)

(2) Investments -- Continued

   As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders of $0.5 at December 31, 2000 and 1999, respectively.

   At December 31, 2000, approximately 24.9%, 15.4% and 13.5% of the Company's investment portfolio is comprised of securities issued by the manufacturing, finance, and utility industries, respectively, the vast majority of which are rated investment grade and which are senior secured bonds. No other industry group comprises more than 10% of the Company's investment portfolio. This portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region.

   At December 31, 2000, the Company did not hold any fixed maturity securities, other than securities issued or guaranteed by the U.S. government, which exceeded 10% of shareholder's interest.

   The credit quality of the fixed maturity portfolio at December 31 follows. The categories are based on the higher of the ratings published by Standard & Poors or Moody's.

                                                     2000             1999
                                               ---------------- ----------------
                                                 Fair             Fair
                                                Value   Percent  Value   Percent
                                               -------- ------- -------- -------
Agencies and treasuries....................... $  264.8   12.7% $  166.6   10.5%
AAA/Aaa.......................................    500.3   24.1     379.4   23.9
AA/Aa.........................................    221.5   10.7     118.9    7.5
A/A...........................................    457.2   22.0     332.3   20.9
BBB/Baa.......................................    412.3   19.8     415.4   26.1
BB/Ba.........................................     29.7    1.4      47.0    3.0
B/B...........................................     11.0    0.5       8.0    0.5
CC............................................      1.7    0.1       --     --
Not rated.....................................    181.2    8.7     121.3    7.6
                                               --------  -----  --------  -----
Totals........................................ $2,079.7  100.0% $1,588.9  100.0%
                                               ========  =====  ========  =====

   Bonds with ratings ranging from AAA/Aaa to BBB-/Baa3 are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the United States government or an agency thereof) are not rated, but all are considered to be investment grade securities. Finally, certain securities, such as private placements, have not been assigned a rating by any rating service and are therefore categorized as "not rated." This has neither positive nor negative implications regarding the value of the security.

   At December 31, 2000, there were fixed maturities in default with a fair value of $1.7. At December 31, 1999, there were no fixed maturities in default as to principal or interest.

 Mortgage Loans

   At December 31, 2000 and 1999, the Company's mortgage loan portfolio consisted of first mortgage loans on commercial real estate properties of 221 and 153, respectively. The loans, which are originated by the Company through a network of mortgage bankers, are made on completed, leased properties and generally have a maximum loan-to-value ratio of 75% at the date of origination.

   At December 31, 2000 and 1999, respectively, the Company held $81.8 and $73.4 in mortgages secured by real estate in California, comprising 24.8% and 27.7% of the respective total mortgage portfolio. For the years ended December 31, 2000, 1999, 1998, respectively, the Company originated $12.8, $38.3 and $9.5 of mortgages secured by real estate in California, which represent 14.7%, 40.9% and 24.0% and of the respective total originations for those years.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2000, 1999, and 1998
                         (Dollar amounts in millions)

(2) Investments -- Continued

   The following table presents the activity in the allowance for losses during the years ended December 31:

                                                                  2000 1999 1998
                                                                  ---- ---- ----
  Balance at January 1........................................... $1.3 $ .9 $.5
  Provision charged to operations................................   .6   .4  .4
                                                                  ---- ---- ---
  Balance at December 31......................................... $1.9 $1.3 $.9
                                                                  ==== ==== ===

   As of December 31, 2000 and 1999, the Company was committed to fund $2.0 and $22.8, respectively, in mortgage loans.

   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogeneous loans, and therefore applies principally to the Company's commercial loans. There were no impaired loans at December 31, 2000 and 1999.


(3) Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31, was as follows:

                                                          2000   1999   1998
                                                         ------  -----  -----
Unamortized balance at January 1........................ $ 79.9  $56.6  $46.8
Costs deferred..........................................   49.6   29.9   14.4
Amortization, net.......................................   (5.9)  (6.6)  (4.6)
                                                         ------  -----  -----
Unamortized balance at December 31......................  123.6   79.9   56.6
                                                         ------  -----  -----
Cumulative effect of net unrealized investment (gains)
 losses.................................................   (1.2)  14.9   (7.2)
                                                         ------  -----  -----
Balance at December 31.................................. $122.4  $94.8  $49.4
                                                         ======  =====  =====

(4) Intangible Assets

 Present Value of Future Profits (PVFP)

   In conjunction with the acquisition of the Company in 1993 and an indemnity reinsurance agreement with the Travelers Insurance Company in July 2000, a portion of the purchase price was assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, PVFP, represents the actuarially determined present value of the projected future cash flows from the acquired policies.

   The method used by the Company to value PVFP is summarized as follows: (1) identify the future gross profits attributable to certain lines of business,
(2) identify the risks inherent in realizing those gross profits, and (3) discount those gross profits at the rate of return that the Company must earn in order to accept the inherent risks.

   PVFP is amortized, net of accreted interest, in a manner similar to the amortization of deferred acquisition costs. Interest accretes at rates credited to policyholders on underlying contracts.

   Recoverability of PVFP is evaluated periodically by comparing the current estimate of expected future gross profits to the unamortized asset balance. If such comparison indicates that the expected gross profits will not be sufficient to recover PVFP, the difference is charged to expense.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2000, 1999, and 1998
                         (Dollar amounts in millions)


(4) Intangible Assets -- Continued

   The following table presents the activity in PVFP for the years ended December 31:

                                                           2000   1999   1998
                                                          ------  -----  -----
Unamortized balance at January 1........................  $ 21.8  $26.4  $32.2
Acquisitions............................................   117.2    --     --
Interest accreted at 4.9% in 2000, 4.7% in 1999, 5.0% in
 1998...................................................     0.7    0.8    1.0
Amortization............................................    (8.0)  (5.4)  (6.8)
                                                          ------  -----  -----
Unamortized balance at December 31......................   131.7   21.8   26.4
                                                          ------  -----  -----
Cumulative effect of net unrealized investment (gains)
 losses.................................................    (0.4)  13.4   (5.8)
                                                          ------  -----  -----
Balance at December 31..................................  $131.3  $35.2  $20.6
                                                          ======  =====  =====

   The estimated percentage of the December 31, 2000 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

           2000................................................... 8.8%
           2001................................................... 7.1%
           2002................................................... 5.7%
           2003................................................... 4.5%
           2004................................................... 3.6%

 Goodwill

   At December 31, 2000 and 1999, total unamortized goodwill was $43.7 and $28.4, respectively, which is presented net of accumulated amortization of $12.0 and $10.0, respectively. Goodwill amortization was $2.0, $1.5, and $1.5 for the years ended December 31, 2000, 1999, and 1998, respectively. Goodwill in excess of associated expected operating cash flows is considered to be impaired and is written down to fair value (no such write-downs have been made).

(5) Reinsurance

   In order to limit the amount of loss retention, certain policy risks are reinsured with other insurance companies. The maximum amount of individual ordinary life insurance normally retained by the Company on any one life may not exceed $0.2. Reinsurance contracts do not relieve the Company of its obligations to policyholders. In the event that the reinsurers would be unable to meet their obligations, the Company is liable for the reinsured claims. The Company monitors both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. The Company does not have significant concentrations of reinsurance with any one reinsurer that could have a material impact on its results of operations.

   The Company has a reinsurance agreement with an affiliated company whereby it assumed all liabilities and future premiums related to the affiliate's New York business. Certain fixed maturities with a fair value of $259.7 at December 31, 2000 were held in trust for the benefit of policyholders.

   In July 2000, the Company began underwriting and distributing long-term care insurance through a strategic alliance with The Travelers Insurance Company ("Travelers") and certain of its Citigroup affiliates. Under the arrangement, the Company assumed through indemnity reinsurance 90% of Travelers existing long-term care insurance business issued in New York and entered into a continuing agreement with various Citigroup distribution channels including Travelers.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2000, 1999, and 1998
                         (Dollar amounts in millions)


(5) Reinsurance -- Continued

   The effects of reinsurance on premiums written and earned for the years ended December 31 were as follows:

                                        Written                Earned
                                   --------------------  --------------------
                                    2000   1999   1998    2000   1999   1998
                                   ------  -----  -----  ------  -----  -----
Direct............................ $ 87.1  $78.8  $82.8  $ 83.8  $76.2  $80.6
Assumed...........................   33.1    5.2    4.0    33.1    5.2    4.0
Ceded.............................   (3.0)  (2.3)  (1.7)   (3.2)  (2.3)  (1.3)
                                   ------  -----  -----  ------  -----  -----
Net Premiums...................... $117.2  $81.7  $85.1  $113.7  $79.1  $83.3
                                   ------  -----  -----  ------  -----  -----
Percentage of amount assumed to
 net..............................                         29.1%   6.6%   4.8%
                                                         ======  =====  =====

   Reinsurance recoveries recognized as a reduction of benefits amounted to $14.2, $9.3 and $10.8, during 2000, 1999, and 1998, respectively.

(6) Future Annuity and Contract Benefits

 Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management. At December 31, 2000 and 1999, investment contracts totaled $1,776.6 and $1,474.4, respectively.

 Traditional Life Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity, and other assumptions which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential premium deficiencies. Any changes in the estimated liability are reflected in income as the estimates are revised. At December 31, 2000 and 1999, insurance contracts, totaled $517.8 and $262.6, respectively.

   Interest rate assumptions used in calculating the present value of future annuity and contract benefits range from 5.3% to 7.0%.

(7) Related-Party Transactions

   The Company receives administrative services from certain affiliates for which progress payments for these services are made monthly. For the years ended December 31, 2000, 1999, and 1998, these services were valued at $20.2, $17.7 and $7.6, respectively.

   During 2000, the Company entered into an agreement with GNA Corporation, an affiliate, in which GNA Corporation assumed, on a non-recourse basis, certain tax liabilities. Accordingly, the assumption of such liabilities was recorded as a non-cash capital contribution.

   Effective July 1, 2000, the Company entered into a coinsurance agreement with Travelers Insurance Company. The Company received a $75.0 capital contribution from its parent in connection with this reinsurance agreement.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2000, 1999, and 1998
                         (Dollar amounts in millions)


(8) Income Taxes

   The total provision for income taxes for the years ended December 31 consisted of the following components:

                                                             2000  1999   1998
                                                            ------ -----  -----
Current federal income tax (benefit) provision............. $  9.4 $13.7  $15.1
Deferred federal income tax provision (benefit)............    5.1  (1.2)  (1.9)
                                                            ------ -----  -----
Federal provision..........................................   14.5  12.5   13.2
Current state income tax provision.........................    --    --     0.5
                                                            ------ -----  -----
Total income tax provision................................. $ 14.5 $12.5  $13.7
                                                            ====== =====  =====

   The reconciliation of the federal statutory tax rate to the effective income tax rate is as follows:

                                                               2000  1999  1998
                                                               ----  ----  ----
Statutory U.S. federal income tax rate........................ 35.0% 35.0% 35.0%
State income tax, net of federal income tax effect............  --    --    0.9
Non-deductible goodwill amortization..........................  1.7   1.8   1.6
Other, net....................................................  --    4.0   3.8
                                                               ----  ----  ----
Effective rate................................................ 36.7% 40.8% 41.3%
                                                               ====  ====  ====

   The components of the net deferred income tax asset (liability) at December 31 are as follows:

                                                                  2000    1999
                                                                 ------  ------
Assets:
  Net unrealized losses on investment securities................ $  --   $ 17.5
  Future annuity and contract benefits..........................   76.3    34.9
                                                                 ------  ------
Total deferred income tax assets................................   76.3    52.4
                                                                 ------  ------
Liabilities:
  Net unrealized gains on investment securities.................  (16.0)    --
  Investments...................................................   (1.2)   (1.0)
  Present value of future profits...............................  (44.2)   (5.2)
  Deferred acquisition costs....................................  (27.3)  (19.6)
  Other, net....................................................   (1.4)   (1.8)
                                                                 ------  ------
Total deferred income tax liabilities...........................  (90.1)  (27.6)
                                                                 ------  ------
Net deferred income tax (liability) asset....................... $(13.8) $ 24.8
                                                                 ======  ======

   Based on an analysis of the Company's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling the Company to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   The Company (received) paid $(3.9), $11.2 and $13.6, for federal and state income taxes in 2000, 1999, and 1998, respectively.

(9) Guaranty Association Assessments

   The Company is required by law to participate in the guaranty association of the State of New York. The state guaranty association ensures payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies, by assessing all other companies involved in similar lines of business. The insolvency of a major insurer that wrote significant business in New York could have an adverse impact on the profitability of the Company. The Company made no payments to the New York State guaranty association in 2000, received a net refund of $0.2 in 1999, and made payments of $0.2 in 1998.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2000, 1999, and 1998
                         (Dollar amounts in millions)


(10) Litigation

   The Company is a defendant in various cases of litigation considered to be in the normal course of business. The Company believes that the outcome of such litigation will not have a material effect on its financial position or results of operations.

(11) Fair Value of Financial Instruments

   This note discloses the fair value information about certain of the Company's financial instruments, whether or not recognized in the balance sheet. No attempt has been made to estimate the value of anticipated future business or the value of assets or liabilities that are not considered financial instruments. Fair value estimates are made at a specific point in time based on relevant market information and valuation methodologies considered appropriate by management. These estimates may be subjective in nature and involve uncertainties and significant judgement in the interpretation of current market data. Therefore, the fair values presented are not necessarily indicative of amounts the Company could realize or settle currently. Changes in the assumptions could significantly affect the estimates. As such, the derived fair value estimates cannot necessarily be substantiated by comparison to independent markets and may differ from the amounts that might be involved in an immediate settlement of the instrument. The Company does not necessarily intend to dispose of or liquidate such instruments prior to maturity. Fair value disclosures are not required for certain financial instruments; the most significant of these for the Company are the insurance liabilities and related assets, other than financial guarantees and investment deposits.

   Financial instruments that, as a matter of accounting policy, are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosures. Such items include fixed maturities, equity securities and certain other invested assets. The carrying value of policy loans, short-term investments, and accrued investment income approximates fair value at December 31, 2000 and 1999, respectively.

   At December 31, the carrying amounts and fair values of the Company's financial instruments were as follows:

                                                   2000              1999
                                             ----------------- -----------------
                                             Carrying   Fair   Carrying   Fair
                                              Amount   Value    Amount   Value
                                             -------- -------- -------- --------
Mortgage loans.............................. $  329.8 $  340.9 $  265.3 $  261.8
Investment contracts........................ $1,766.2 $1,674.0 $1,463.8 $1,411.6
                                             ======== ======== ======== ========

   A description of how values are estimated follows:

   Mortgage loans. Based on quoted market prices, recent transactions, and/or discounted future cash flows, using rates at which similar loans would have been made to similar borrowers.

   Investment contract deposits. Based on expected future cash flows, discounted at currently offered discount rates for deferred annuity contracts.

(12) Restrictions on Dividends

   State insurance departments that regulate life insurance companies recognize only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under law, and for determining whether its financial condition warrants the payment of a dividend to its shareholders. The maximum amount of dividends, which can be paid by State of New York insurance companies to shareholders without prior approval of the Insurance Commissioner, is subject to certain restrictions. No dividend payout may be made without prior approval. The Company last paid a dividend of $16.5 to GE Capital Assurance in 1999.

(13) Supplementary Financial Data

   The Company files financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners ("NAIC") that are prepared on an accounting basis prescribed or permitted by such authorities

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2000, 1999, and 1998
                         (Dollar amounts in millions)


(13) Supplementary Financial Data -- Continued

(statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and shareholder's interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by the state insurance authority. The Company has no significant permitted accounting practices.

   The NAIC adopted model statutory accounting practices to take effect January 1, 2001. The impact of the new accounting practices on the Company is not expected to be material.

   Statutory net (loss) income for the years ended December 31, 2000, 1999, and 1998 was $(68.2), $5.1, and $24.8, respectively. Statutory capital and surplus as of December 31, 2000 and 1999 was $155.7 and $153.7, respectively.

   The NAIC has adopted Risk-Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (1) asset risk, (2) insurance risk, (3) interest rate risk, and (4) business risk. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors the RBC level. At December 31, 2000 and 1999, the Company exceeded the minimum required RBC levels.

(14) Business Segments

   The Company conducts its operations through two business segments: (1) Wealth Accumulation and Transfer, comprised of products intended to increase the policyholder's wealth, transfer wealth to beneficiaries or provide for a means for replacing the income of the insured in the event of premature death, and (2) Lifestyle Protection and Enhancement, comprised of products intended to protect accumulated wealth and income from the financial drain of unforeseen events. See Note (1) for further discussion of the Company's principal products.

   The following is a summary of industry segment activity for 2000, 1999, and 1998:

                                 2000                               1999                               1998
                  ----------------------------------  ---------------------------------  ---------------------------------
                                 Lifestyle                          Lifestyle                          Lifestyle
                     Wealth     protection               Wealth    protection               Wealth    protection
                  acccumulation     and               accumulation     and               accumulation      &
                  and transfer  enhancement  Total    and transfer enhancement  Total     & transfer  enhancement  Total
                  ------------- ----------- --------  ------------ ----------- --------  ------------ ----------- --------
Net investment
 income..........   $  138.7      $ 16.8    $  155.5    $  120.0     $  6.0    $  126.0    $  111.9      $ 4.0    $  115.9
Premiums.........       29.2        84.5       113.7        36.3       42.8        79.1        48.3       35.0        83.3
Net unrealized
 investment
 (losses) gains..       (1.1)        --         (1.1)        0.3        --          0.3         2.5        --          2.5
Other revenues...        3.1        (0.1)        3.0         3.4        --          3.4         3.0        --          3.0
                    --------      ------    --------    --------     ------    --------    --------      -----    --------
Total revenues...      169.9       101.2       271.1       160.0       48.8       208.8       165.7       39.0       204.7
                    --------      ------    --------    --------     ------    --------    --------      -----    --------
Interest
 credited,
 benefits and
 other changes in
 policy
 reserves........      125.1        67.2       192.3       114.0       33.7       147.7       122.0       26.0       148.0
Commissions......       31.8        18.8        50.6        17.8       10.3        28.1         8.0        9.0        17.0
Amortization of
 intangibles.....        5.5         3.9         9.4         5.5        0.6         6.1         6.3        1.0         7.3
Other operating
 costs and
 expenses........      (18.5)       (2.2)      (20.7)       (3.5)      (0.2)       (3.7)        3.2       (4.0)       (0.8)
                    --------      ------    --------    --------     ------    --------    --------      -----    --------
Total benefits
 and expenses....      143.9        87.7       231.6       133.8       44.4       178.2       139.5       32.0       171.5
                    --------      ------    --------    --------     ------    --------    --------      -----    --------
Income before
 income taxes....   $   26.0      $ 13.5    $   39.5    $   26.2     $  4.4    $   30.6    $   26.2      $ 7.0    $   33.2
                    ========      ======    ========    ========     ======    ========    ========      =====    ========
Provision for
 income taxes....   $    9.7      $  4.8    $   14.5    $   10.7     $  1.8    $   12.5    $   10.8      $ 2.9    $   13.7
                    ========      ======    ========    ========     ======    ========    ========      =====    ========
Total assets.....   $2,354.6      $567.1    $2,921.7    $1,986.2     $135.7    $2,121.9    $1,787.7      $93.3    $1,881.0
                    ========      ======    ========    ========     ======    ========    ========      =====    ========

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2000, 1999, and 1998
                         (Dollar amounts in millions)


(15) Restatement

   The originally filed financial statements of the Company did not reflect a $75 forgiveness of intercompany debt by its parent that occurred during 2000, in connection with the coinsurance agreement with Travelers Insurance Company (see Notes 5 and 7). The Balance Sheet as of December 31, 2000 and the Statement of Shareholder's Interest for the year ended December 31, 2000 have been restated to reflect the reduction in liabilities and the increase in additional paid in capital that should have been recorded as a result of this intercompany transaction.

                                     PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

  (a) Financial Statements

  All required financial statements are included in Part B of this Registration Statement or will be included in a pre-effective amendment.

  (b) Exhibits

  (1)(a) Resolution of Board of Directors of GE Capital Life Assurance Company of New York ("GE Capital Life") authorizing the establishment of the GE Capital Life Separate Account II (the "Separate Account").(1)

  (1)(b) Resolution of Board of Directors of GE Capital Life Assurance Company of New York authorizing the establishment of thirty-seven investment subdivisions of Separate Account II investing in shares of Alger
         American Small Capitalization Portfolio and Alger American Growth
         Portfolio of the Alger American Fund; VIP Equity-Income Portfolio, VIP
         Growth Portfolio and VIP Overseas Portfolio of Fidelity Variable
         Insurance Products Fund; VIP II Asset Manager Portfolio and VIP II
         Contrafund Portfolio of Fidelity Variable Insurance Products Fund II;
         VIP III Growth & Income Portfolio and VIP III Growth Opportunities
         Portfolio of Fidelity Variable Insurance Products Fund III; Federated
         Utility Fund II, Federated High Income Bond Fund II and Federated
         American Leaders Fund II of Federated Insurance Series; Balanced
         Portfolio, Flexible Income Portfolio, Growth Portfolio, Aggressive
         Growth Portfolio, Worldwide Growth Portfolio, International Growth
         Portfolio and Capital Appreciation Portfolio of Janus Aspen Series;
         Money Market Fund, Income Fund, S&P 500 Index Fund, Total Return Fund,
         International Equity Fund, Real Estate Securities Fund, Global Income
         Fund, Value Equity Fund and U.S. Equity Fund of GE Investments Funds,
         Inc.; Oppenheimer High Income Fund, Oppenheimer Bond Fund, Oppenheimer
         Aggressive Growth Fund, Oppenheimer Growth Fund and Oppenheimer
         Multiple Strategies Fund of Oppenheimer Variable Account Funds; PBHG
         Growth II Portfolio and PBHG Large Cap Growth Portfolio of PBHG
         Insurance Series Fund, Inc. Goldman Sachs Growth and Income Fund and
         Goldman Sachs Mid Cap Equity Fund of Goldman Sachs Asset Management,
         Inc.(5)

  (1)(c) Resolution of Board of Directors of GE Capital Life Assurance Company of New York authorizing the name change of certain investment subdivisions of Separate Account II investing in shares of Oppenheimer
         High Income Fund/VA, Oppenheimer Bond Fund/VA, Oppenheimer Aggressive
         Growth Fund/VA, Oppenheimer Capital Appreciation Fund/VA and
         Oppenheimer Multiple Strategies Fund/VA of Oppenheimer Variable
         Account Funds and Goldman Sachs Mid Cap Value Fund of Goldman Sachs
         Asset Management, Inc.(5)

  (1)(d) Resolution of Board of Directors of GE Capital Life Assurance Company of New York authorizing the establishment of additional investment subdivisions of Separate Account II investing in shares of Premier
         Growth Equity Fund of GE Investments Funds, Inc. and Salomon Investors
         Fund, Salomon Total Return Fund and Salomon Strategic Bond Fund of
         Salomon Brothers variable Series Fund, Inc.(5)

  (1)(e) Resolution of Board of Directors of GE Capital Life Assurance Company of New York authorizing the change in name of investment subdivisions investing in shares of GE Investments Funds Value Equity Fund to GE
         Mid Cap Value Equity Fund.(5)

  (1)(f) Resolution of Board of Directors of GE Capital Life Assurance Company of New York authorizing additional investment subdivisions of Separate
         Account II investing in shares of AIM V.I. Capital Appreciation Fund,
         AIM V.I. Growth Fund, and AIM V.I. Value Fund of AIM Variable
         Insurance Funds;

             Growth and Income Portfolio, Premier Growth Portfolio and Quasar
             Portfolio of Alliance Variable Products Series Fund, Inc.; Dreyfus
             Investment Portfolios-Emerging Markets Portfolio and The Dreyfus
             Socially Responsible Growth Fund, Inc. of The Dreyfus Corporation;
             Federated High Income Bond Fund II and Federated International
             Small Company Fund II of the Federated Insurance Series; Equity
             Income Portfolio and Growth Portfolio of Fidelity Variable
             Insurance Products Fund; Contrafund Portfolio of Fidelity Variable
             Insurance Products Fund II; Growth & Income Portfolio and Mid Cap
             Portfolio of Fidelity Variable Insurance Products Fund III; Mid-
             Cap Value Equity Fund, Money Market Fund, Premier Growth Equity
             Fund, S&P 500 Index Fund, Small-Cap Value Equity Fund, U.S. Equity
             Fund, and Value Equity Fund of GE Investments Funds, Inc.;
             Aggressive Growth Portfolio, Balanced Portfolio, Capital
             Appreciation Portfolio, Global Life Sciences Portfolio, Global
             Technology Portfolio, Growth Portfolio, International Growth
             Portfolio, and Worldwide Growth Portfolio of Janus Aspen Series;
             MFS Growth Series, MFS Growth With Income Series, MFS New
             Discovery Series and MFS Utilities Series of the Massachusetts
             Financial Services Company Variable Insurance Trust; Oppenheimer
             Global Securities Fund/VA and Oppenheimer Main Street Growth &
             Income Fund/VA of Oppenheimer Variable Account Funds; Foreign Bond
             Portfolio, High Yield Bond Portfolio, Long-Term U.S. Government
             Bond Portfolio and Total Return Bond Portfolio of PIMCO Variable
             Insurance Trust; and Rydex OTC Fund of Rydex Variable Trust.(7)

  (2)        Not Applicable.

  (3)        Underwriting Agreement between GE Capital Life and Capital
             Brokerage Corporation.(2)

  (3)(i)     Dealer Sales Agreement.(2)

  (4)(i)     Form of Policy.(2)

  (4)(ii)    Endorsements to Policy.

         (a) Guarantee Account Rider.(1)

         (b) Trust Endorsement.(1)

         (c) Pension Endorsement.(2)

         (d) Individual Retirement Annuity Endorsement.(2)

         (e) 403(b) Annuity Endorsement.(2)

         (f) Optional Death Benefit Rider.(3)

  (5)        Form of Application.(2)

  (6)(i)     Certificate of Incorporation of GE Capital Life.(1)

  (6)(ii)    By-Laws of GE Capital Life.(1)

  (7)        Not Applicable.

  (8)(a)     Form of Participation Agreement regarding Alger American Fund.(2)


  (8)(a)(i) Amendment to Participation Agreement between Alger American Fund and GE Capital Life Assurance Company of New York.(8)

  (8)(b)     Form of Participation Agreement regarding Federated Insurance
             Series.(2)
  (8)(b)(i)  Amendment to Participation Agreement between Federated Insurance
             Series and GE Capital Life Assurance Company of New York.(8)
  (8)(c)     Form of Participation Agreement regarding GE Investments Funds,
             Inc.(2)


  (8)(c)(i)  Amendment to Participation Agreement between GE Investments Funds,
             Inc. and GE Capital Life Assurance Company of New York.(5)

  (8)(c)(ii) Amendment to Participation Agreement between GE Investments Funds,
             Inc. and GE Capital Life Assurance Company of New York.(8)


  (8)(d)     Form of Participation Agreement regarding Janus Aspen Series.(2)

  (8)(e)(i) Amendment to Participation Agreement between Janus Aspen Series and
            GE Capital Life.(5)


  (8)(f)    Form of Participation Agreement regarding Oppenheimer Variable
            Account Funds.(8)


  (8)(g)    Form of Participation Agreement regarding PBHG Insurance Series
            Fund.(2)


  (8)(h)    Form of Participation Agreement regarding Variable Insurance
            Products Fund.(2)


  (8)(i)    Form of Participation Agreement regarding Variable Insurance
            Products Fund II.(2)


  (8)(j)    Form of Participation Agreement regarding Variable Insurance
            Products Fund III.(2)


  (8)(j)(i) Amendment to Participation Agreement between Variable Insurance
            Products Fund III and GE Capital Life Assurance Company of New
            York.(8)

  (8)(k)    Form of Participation Agreement regarding Goldman Sachs Variable
            Insurance Trust.(2)


  (8)(l)    Form of Participation Agreement regarding Salomon Brothers Variable
            Series Fund.(4)


  (8)(m)    Form of Participation Agreement between AIM Variable Insurance
            Series and GE Capital Life Assurance Company of New York.(8)

  (8)(n) Form of Participation Agreement between Alliance Variable Series and GE Capital Life Assurance Company of New York.(8)

  (8)(o)    Form of Participation Agreement between Dreyfus and GE Capital Life
            Assurance Company of New York.(8)


  (8)(p)    Form of Participation Agreement between MFS Variable Insurance
            Trust and GE Capital Life Assurance Company of New York.(8)

  (8)(q)    Form of Participation Agreement between PIMCO Variable Insurance
            Trust and GE Capital Life Assurance Company of New York.(8)

  (8)(r)    Form of Participation Agreement between Rydex Variable Trust and GE
            Capital Life Assurance Company of New York.(8)

  (9)       Opinion and Consent of Counsel.(10)

  (10)(i)   Consent of Sutherland Asbill & Brennan LLP.(10)

  (10)(ii)  Consent of Independent Auditors.(10)

  (11)      Not Applicable.

  (12)      Not Applicable.

  (13)      Not Applicable.

  (14)(a)   Power of Attorney.(1)

  (14)(b)   Power of Attorney.(6)

--------
(1) Incorporated herein by reference to initial filing of the Registration Statement on Form N-4 File No. 333-39955, filed with the Securities and Exchange Commission on September 10, 1997.
(2) Incorporated herein by reference to Pre-Effective Amendment No. 1 of the Registration Statement on Form N-4 File No. 333-39955, filed with the Securities and Exchange Commission on May 13, 1998.
(3) Incorporated herein by reference to Post-Effective Amendment No. 1 filing of the Registration Statement on Form N-4 File No. 333-9955, filed with the Securities and Exchange Commission on March 1, 1999.
(4) Incorporated herein by reference to Post-Effective Amendment No. 2 filing of the Registration Statement on Form N-4 File No. 333-9955, filed with the Securities and Exchange Commission on May 1, 1999.
(5) Incorporated herein by reference to Post-Effective Amendment No. 3 filing of the Registration Statement on Form N-4 File No. 333-9955, filed with the Securities and Exchange Commission on May 1, 2000.

(6) Incorporated herein by reference to Pre-Effective 1 filing of the Registration Statement on Form S-6 File No. 333-32908 filed with the Securities Exchange Commission on July 31, 2000.

(7) Incorporated herein by reference to the initial filing of the Registration Statement on Form N-4 No. 333-47016, filed with the Securities and Exchange Commission on September 29, 2000.

(8) Incorporated herein by reference to Post-Effective 3 filing of the Registration Statement on Form N-4 File No. 333-39955 filed with the Securities and Exchange Commission on May 1, 2000.

(9) Incorporated herein by reference to Post Effective 4 filing of the Registration Statement on Form N-4 File No. 333-39955 filed with the Securities and Exchange Commission on May 1, 2001.

(10) Filed herewith.

Item 25. Directors and Officers of GE Capital Life

          Name                      Address               Positions and Offices with Depositor
          ----                      -------               ------------------------------------
Pamela S. Schutz........ GE Financial Assurance         Chairperson
                         6610 W. Broad Street
                         Richmond, VA 23230

Cheryl Whaley........... GE Capital Life of NY          President, Chief Executive Officer &
                         125 Park Avenue, 6th floor     Managing Director
                         New York, NY 10017-5529

Marshall S. Belkin...... 345 Kear Street                Director
                         Yorktown Heights, NY 10598

Richard I. Byer......... Clark & Pope, Inc.             Director
                         317 Madison Avenue
                         New York, NY 10017

Thomas W. Casey......... GE Financial Assurance         Vice President, Chief Financial Officer
                         6620 W. Broad St.              and Director
                         Richmond, VA 23230

Bernard M. Eiber........ 55 Northern Blvd.              Director
                         Room 302
                         Great Neck, NY 11021

Jerry S. Handler........ Handro Properties              Director
                         151 West 40th St.
                         New York, NY 10018

Gerald A. Kaufman....... 33 Walt Whitman Rd., Suite 233 Director
                         Huntington Station, NY 11746

Donita King............. GE Financial Assurance         Senior Vice President, General Counsel &
                         6610 W. Broad Street           Secretary
                         Richmond, VA 23230

Leon E. Roday........... GE Financial Assurance         Director and Senior Vice President
                         6604 West Broad St.
                         Richmond, VA 23230

A. Louis Parker......... GEFA Benefit Services          Director
                         4850 Street Road
                         Trevose, PA 19049


Thomas A. Skiff......... GE Financial Assurance         Director
                         1650 Los Gamos Dr.
                         San Rafael, CA 94903

Steven A. Smith......... First Colony Life              Director
                         700 Main Street
                         Lynchburg, VA 24505

Geoffrey S. Stiff....... GE Financial Assurance         Director
                         6610 W. Broad St.
                         Richmond, VA 23230

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

   The following chart identifies the persons controlled by or under common control with the Depositor or the Registrant.

                             ORGANIZATIONAL CHART

                -------------- GENERAL ELECTRIC
                |                   COMPANY
                |                      |
                |                      |
      Other Subsidiaries               |
                                    (100%)
                                       |
                               GENERAL ELECTRIC
                            CAPITAL SERVICES, INC.
                                       |
                                    (100%)
                                       |
                               GENERAL ELECTRIC
                              CAPITAL CORPORATION
                                       |
                                    (100%)
                                       |
                            GE FINANCIAL ASSURANCE
                                HOLDINGS, INC.
                                       |
                                    (100%)
                                       |
                                GNA CORPORATION
                                       |
                                    (100%)
                                       |
                               GENERAL ELECTRIC
                           CAPITAL ASSURANCE COMPANY
                                       |
                                    (100%)
                                       |
                                GE CAPITAL LIFE
                         ASSURANCE COMPANY OF NEW YORK

Item 27. Number of Policyowners

  As of July 5, 2001 we have 1,500 policyowners invested in this product.

Item 28. Indemnification

  The Bylaws of GE Capital Life provides that:

  (a) See Exhibit (6)(ii)--Article VIII

                                     * * *

Rule 484 Undertaking

  Section 722 of the Code of New York, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of New York in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

  Article VIII, Section 1 of the By-Laws of GE Capital Life Assurance Company of New York further provides that:

  (a) The Corporation may indemnify any person, made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the Corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other Corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he, his testator or intestate, was a director or officer of the Corporation, or served such other Corporation, partnership, joint venture, trust, employee benefit plan, or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including fines, amounts paid in settlement and reasonable expenses, including attorney's fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonable believed to be in, or, in the case of service for any other Corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

  (b) The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other Corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation or that he had reasonable cause to believe that his conduct was unlawful.

  (c) A Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he, his testator or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other Corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense or settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in or in the case of service for other Corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to the best interests of the Corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action or a pending action which is settled or otherwise disposed of or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement and expenses as the court deems proper.

  (d) For the purpose of this section, the Corporation shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the Corporation also imposes duties on, or otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the Corporation.

  Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise under circumstances where the burden of proof set forth in Section 11(b) of the Act has not been sustained, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

  (a) Capital Brokerage Corporation is the principal underwriter of the Policies as defined in the Investment Company Act of 1940.

  (b)

                                                          Position and Offices
          Name                   Address                    with Underwriter
          ----                   -------                  --------------------
Christopher Cokinis..... GE Financial Assurance   President and Chief Executive Officer
                         6630 W. Broad Street
                         Richmond, VA 23230

David J. Beck........... GE Financial Assurance   Senior Vice President & Chief
                         601 Union St., Ste. 5600 Investment Officer
                         Seattle, WA 98101

                                                          Position and Offices
          Name                   Address                    with Underwriter
          ----                   -------                  --------------------
Thomas W. Casey......... GE Financial Assurance   Senior Vice President & Chief
                         6620 W. Broad St.        Financial Officer
                         Richmond, VA 23230

Gary T. Prizzia......... GE Financial Assurance   Treasurer
                         6604 W. Broad Street
                         Richmond, VA 23230

Scott Curtis............ GE Financial Assurance   Senior Vice President
                         6610 W. Broad St.
                         Richmond, VA 23230
Victor C. Moses......... GE Financial Assurance   Senior Vice President
                         601 Union St., Ste. 5600
                         Seattle, WA 98101

Geoffrey S. Stiff....... GE Financial Assurance   Senior Vice President
                         6610 W. Broad St.
                         Richmond, VA 23230

Marycatherine Yeagley... GE Financial Assurance   Senior Vice President
                         601 Union St., Ste. 5600
                         Seattle, WA 98101

Ward E. Bobitz.......... GE Financial Assurance   Vice President & Assistant Secretary
                         6604 W. Broad St.
                         Richmond, VA 23230

Brenda Daglish.......... GE Financial Assurance   Vice President & Assistant Treasurer
                         6604 W. Broad St.
                         Richmond, VA 23230

William E. Daner, Jr.... GE Financial Assurance   Vice President, Counsel & Secretary
                         6610 W. Broad St.
                         Richmond, VA 23230

Stephen N. DeVos........ GE Financial Assurance   Vice President & Investment Officer
                         601 Union St., Ste. 5600
                         Seattle, WA 98101

Richard G. Fucci........ GE Financial Assurance   Vice President & Controller
                         6604 W. Broad St.
                         Richmond, VA 23230

Item 30. Location of Accounts and Records

  All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by GE Capital Life at its administrative office.

Item 31. Management Services

  n/a

Item 32. Undertakings

  (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Policies may be accepted.

  (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

  (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to GE Capital Life at the address or phone number listed in the Prospectus.

SECTION 403(b) REPRESENTATIONS

  GE Capital Life represents that in connection with its offering of Policies as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SECTION 26(e)(2)(A) REPRESENTATION

  GE Capital Life hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GE Capital Life.

                                  SIGNATURES

  As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, GE Capital Life Separate Account II, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused Post-Effective Amendment No. 5 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, in the County of Henrico in the Commonwealth of Virginia, on the 2nd of July, 2001.

                                          GE Capital Life Separate Account II
                                           (Registrant)

                                              /s/ Donita M. King
                                          By: _________________________________
                                                       Donita M. King
                                                General Counsel, Senior Vice
                                                  President and Secretary
                                             GE Capital Life Assurance Company
                                                        of New York

                                          GE Capital Life Assurance Company of
                                           New York (Depositor)

                                              /s/ Donita M. King
                                          By: _________________________________
                                                       Donita M. King
                                                General Counsel, Senior Vice
                                                  President and Secretary
                                             GE Capital Life Assurance Company
                                                        of New York

  As required by the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

              Signature                          Title                   Date
              ---------                          -----                   ----

                  *                    Director, President, Chief       7/2/01
______________________________________  Executive Officer
            Cheryl Whaley               Managing Officer

                  *                    Director, Chairperson of         7/2/01
______________________________________  the Board
           Pamela S. Schutz

                  *                    Senior Vice President and        7/2/01
______________________________________  General Counsel
            Leon E. Roday

                  *                    Director                         7/2/01
______________________________________
           Richard I. Byer

                  *                    Vice President and Chief         7/2/01
______________________________________  Financial Officer
           Thomas M. Casey

                  *                    Director                         7/2/01
______________________________________
           Thomas A. Skiff

                  *                    Director                         7/2/01
______________________________________
          Geoffrey S. Stiff

          /s/ Donita M. King           General Counsel, Senior          7/2/01
______________________________________  Vice President and
            Donita M. King              Secretary

*By /s/ Donita M. King, pursuant to Power of Attorney executed on July 26,
2000.

                                  EXHIBIT LIST

 Exhibit 9       Opinion and Consent of Counsel

 Exhibit 10 (i)  Consent of Sutherland Asbill & Brennan LLP

 Exhibit 10 (ii) Consent of Independent Auditors